THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value

AUSTRALIA — 1.3%
Alliance Aviation Services, Cl A	23,600	$71,719
Amcor	4,047	44,224
Ampol	1,514	30,154
Australia & New Zealand Banking Group	3,888	70,105
Aventus Group ‡	48,000	99,326
Bigtincan Holdings *	122,348	101,442
Brambles	5,284	42,579
Coca-Cola Amatil	4,282	42,585
Commonwealth Bank of Australia	2,890	183,856
CSL	1,333	276,641
Dexus ‡	8,112	55,579
Fortescue Metals Group	48,573	802,499
Harvey Norman Holdings	29,200	118,340
Medibank Pvt	21,609	47,915
Megaport *	6,900	70,674
Metcash	38,800	100,924
Mineral Resources	70,719	1,849,203
Mirvac Group ‡	16,929	30,627
Money3	53,800	112,114
National Australia Bank	3,804	68,010
New Hope	39,700	40,609
Newcrest Mining	4,891	92,816
NEXTDC *	16,118	142,238
NRW Holdings	54,900	119,137
Oil Search	10,684	31,383
Qantas Airways	34,047	116,514
Regis Resources	26,300	73,269
Rio Tinto	1,440	120,533
Sandfire Resources	16,200	58,935
Sydney Airport	4,668	20,271
Tabcorp Holdings	19,477	59,013
Telstra	44,009	104,665
Vita Group	82,500	66,567
Wesfarmers	6,223	258,621
Westpac Banking	4,949	79,430
Woodside Petroleum	4,673	86,732

		5,689,249

AUSTRIA — 0.1%
AT&S Austria Technologie & Systemtechnik	5,500	175,611
BAWAG Group *	4,100	179,986
Erste Group Bank	1,877	57,545
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	107,773

		520,915

COMMON STOCK (continued)

	Shares	Value

BELGIUM — 0.1%
Ageas	829	$42,466
Ascencio ‡	1,200	72,205
Bekaert	5,300	182,178
bpost	8,400	100,004
EVS Broadcast Equipment	4,600	85,697
Solvay	303	34,535
UCB	586	60,802

		577,887

BERMUDA — 0.4%
Teekay LNG Partners LP (A)	152,006	1,883,354

BRAZIL — 0.1%
Banco Santander Brasil	4,000	28,709
Cia Siderurgica Nacional	7,000	38,906
Cosan	2,322	32,046
Cyrela Brazil Realty Empreendimentos e Participacoes	30,100	141,164
JBS	10,200	45,040
Meliuz *	23,900	119,426
Suzano	4,276	48,407
Telefonica Brasil	5,272	43,505
Vale	2,900	46,695

		543,898

CANADA — 2.7%
Agnico Eagle Mines	1,814	126,636
Altus Group	2,100	80,387
Artis Real Estate Investment Trust ‡	12,400	100,752
Atco, Cl I	1,300	37,218
AutoCanada	6,233	135,603
Bank of Nova Scotia	15,000	800,000
Barrick Gold	14,100	314,914
Bausch Health *	28,364	723,767
Boardwalk ‡	4,467	120,937
Canada Goose Holdings *	2,600	86,996
Canadian Apartment Properties ‡	1,800	72,070
Canadian Imperial Bank of Commerce	1,800	153,403
Canadian National Railway	2,487	251,899
Centerra Gold	32,100	332,610
CGI, Cl A *	717	57,472
Cogeco	1,400	100,691
Constellation Software	268	326,479
Dollarama	3,000	117,279
Empire	6,144	169,750
Enbridge	8,358	280,829
Fairfax Financial Holdings	200	72,558
Franco-Nevada	1,000	119,124
Genworth MI Canada	2,600	88,405

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Hardwoods Distribution	4,700	$100,487
iA Financial	2,400	106,942
Intertape Polymer Group	11,500	206,573
K92 Mining *	17,300	116,077
Lululemon Athletica *	5,705	1,875,119
Methanex	4,000	132,504
Metro, Cl A	1,286	55,593
Newmont Mining	200	11,918
Norbord	2,000	86,428
Open Text	2,442	109,386
Parkland	7,578	227,384
Pizza Pizza Royalty	12,900	95,331
Quebecor, Cl B	7,700	184,258
Restaurant Brands International	400	23,073
Saputo	2,600	68,175
Shopify, Cl A *	1,541	1,692,927
Sleep Country Canada Holdings	6,100	125,458
Teck Resources, Cl B	65,206	1,191,173
TFI International	2,200	146,133
Thomson Reuters	1,000	81,541
Topicus.com *(B)(C)	498	—
Waste Connections	1,310	129,059
Wheaton Precious Metals	3,708	152,293
Xebec Adsorption *	41,447	309,860

		11,897,471

CHILE — 0.0%
Banco de Chile	714,934	72,874
Banco Santander Chile	985,230	49,878
Empresas CMPC	13,036	34,860
Falabella	13,787	47,197

		204,809

CHINA — 5.1%
Agricultural Bank of China, Cl H	123,000	44,289
Alibaba Group Holding ADR *	28,252	7,171,205
Anhui Conch Cement, Cl H	54,000	318,893
Bank of China, Cl H	1,472,000	497,576
Bank of Communications, Cl H	51,000	27,538
Burning Rock Biotech ADR *	4,100	123,697
BYD, Cl H	1,000	30,406
China Citic Bank, Cl H	82,000	36,281
China Communications Services, Cl H	996,000	445,599
China Construction Bank, Cl H	50,000	37,768
China Medical System Holdings	571,000	820,199
China National Building Material, Cl H	172,000	205,763

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
China Petroleum & Chemical, Cl H	84,000	$39,988
China Resources Beer Holdings	4,000	35,290
China Shenhua Energy, Cl H	22,500	41,683
Country Garden Holdings	74,000	89,099
Dongfeng Motor Group, Cl H	70,000	69,196
GDS Holdings ADR *	37,408	3,873,972
GSX Techedu ADR *	922	96,819
Haier Smart Home, Cl H *	52,800	217,564
Industrial & Commercial Bank of China, Cl H	887,000	564,473
JD.com ADR *	4,100	363,629
Jiangxi Copper, Cl H	26,000	42,862
Metallurgical Corp of China, Cl H	240,000	46,435
New Oriental Education & Technology Group ADR *	1,079	180,733
Ping An Insurance Group of China, Cl H	6,000	70,485
Powerlong Real Estate Holdings	130,000	84,885
Sihuan Pharmaceutical Holdings Group	508,000	126,542
TAL Education Group ADR *	1,900	146,072
Tencent Holdings	28,700	2,527,052
Tencent Holdings ADR	46,627	4,164,257

		22,540,250

CZECH REPUBLIC — 0.1%
Komercni banka as	18,865	574,442
Moneta Money Bank	19,914	67,622

		642,064

DENMARK — 1.2%
AP Moller - Maersk, Cl B	195	403,984
Chr Hansen Holding	1,064	96,367
Dfds	1,800	79,744
DSV PANALPINA	241	37,692
Netcompany Group *	1,777	166,117
Novo Nordisk, Cl B	2,916	202,891
Novozymes, Cl B	2,359	141,711
Royal Unibrew	1,181	116,925
Scandinavian Tobacco Group	17,025	308,462
Sydbank	2,800	58,510
Tryg	911	28,424
Vestas Wind Systems	16,707	3,615,985

		5,256,812

FINLAND — 0.3%
Cargotec, Cl B	3,200	139,277
Kone, Cl B	873	68,682
Konecranes, Cl A	5,005	182,183
Metso Outotec	47,340	473,198

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

FINLAND (continued)
Neste	2,442	$172,118
Nokia	16,209	75,589
Nordea Bank Abp	5,559	45,092
Orion, Cl B	1,821	83,605
Tokmanni Group	7,153	138,779
UPM-Kymmene	1,082	38,655

		1,417,178

FRANCE — 2.5%
Air France-KLM *	5,000	29,558
Air Liquide	3,446	563,175
Arkema	6,300	697,030
AXA	41,503	920,282
Cie des Alpes	3,400	71,921
Coface	23,087	227,040
Dassault Systemes	1,652	330,531
Derichebourg	15,800	107,281
Engie	2,277	35,378
EssilorLuxottica	1,426	202,195
Fnac Darty	4,695	264,486
Hermes International	2,226	2,272,129
Kaufman & Broad	2,600	119,418
Klepierre ‡	1,437	34,690
L’Oreal	5,460	1,920,659
LVMH Moet Hennessy Louis Vuitton	352	212,627
Maisons du Monde	5,100	89,393
McPhy Energy *	2,557	95,761
Mersen	1,405	42,901
Orange	27,548	323,571
Pernod Ricard	164	30,980
Prodware	8,000	53,205
Safran	10,038	1,267,362
Sanofi	6,722	631,650
SCOR	3,400	103,323
TOTAL	4,425	186,423
Unibail-Rodamco-Westfield ‡	591	49,838
Vicat	2,700	116,564
Virbac *	909	236,503

		11,235,874

GERMANY — 2.2%
Aareal Bank	1,800	40,976
adidas	4,785	1,519,925
Allianz	4,838	1,091,917
Centrotec	4,600	85,744
CropEnergies	8,300	126,165
Daimler	9,800	688,752
Deutsche Boerse	683	109,747
Deutsche Post	5,178	255,763
Deutsche Telekom	20,958	373,393
Deutsche Wohnen	4,607	228,277

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)
Duerr	4,238	$171,856
DWS Group GmbH & KGaA	4,015	157,857
flatexDEGIRO *	3,045	281,968
Freenet	5,500	114,903
Fresenius & KGaA	556	24,677
Hamburger Hafen und Logistik	3,300	71,312
HelloFresh *	1,356	115,150
Hornbach Holding & KGaA	890	84,141
Merk	852	141,823
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	242	64,042
QIAGEN *	2,399	129,949
SAP	2,964	376,981
Scout24	17,394	1,348,314
SGL Carbon *	13,200	99,838
Siemens	1,834	284,497
Siemens Energy *	917	34,104
Siltronic	900	153,493
SMA Solar Technology	3,600	263,749
Softwareone Holding	7,975	249,365
SUESS MicroTec *	5,100	141,443
Symrise, Cl A	1,082	134,395
TAG Immobilien	5,496	169,176
VERBIO Vereinigte BioEnergie	4,900	248,360
Wuestenrot & Wuerttembergische	3,300	67,682
zooplus *	800	185,165

		9,634,899

GREECE — 0.0%
FF Group *(B)(C) (D)	6,400	—
Motor Oil Hellas Corinth Refineries	4,400	61,788

		61,788

HONG KONG — 1.6%
AIA Group	18,800	226,938
ANTA Sports Products	15,000	247,410
ASM Pacific Technology	7,400	107,558
Brightoil Petroleum Holdings *(B)(C)	139,000	26,892
Brilliance China Automotive Holdings	360,000	282,613
CanSino Biologics, Cl H *	1,400	45,628
China Huishan Dairy Holdings *(B)(C)	166,000	—
China Resources Cement Holdings	60,000	66,188
China Resources Gas Group	6,000	29,982
China SCE Group Holdings	191,000	72,294
China Vanke, Cl H	20,600	73,780
CSPC Pharmaceutical Group	23,040	23,481

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
CT Environmental Group *(B)(C) (D)	250,000	$5,482
Dawnrays Pharmaceutical Holdings	407,000	62,686
Far East Horizon	62,000	64,139
Galaxy Entertainment Group	251,315	1,899,685
Guangzhou Automobile Group, Cl H	54,800	50,001
Guangzhou R&F Properties	40,000	49,292
Hang Seng Bank	3,800	68,554
Henderson Land Development	5,008	20,427
Hua Han Health Industry Holdings *(B)(C)	564,000	—
Jardine Matheson Holdings	2,300	132,376
Jiangsu Expressway, Cl H	44,000	51,091
Kerry Properties	17,500	45,410
Kingboard Holdings	16,500	67,399
Koolearn Technology Holding *	6,000	21,241
Lee & Man Paper Manufacturing	74,000	65,067
Lenovo Group	78,000	91,338
Link ‡	9,500	82,859
Longfor Group Holdings	24,000	135,238
MTR	6,500	37,786
NetDragon Websoft Holdings	38,000	90,068
Nine Dragons Paper Holdings	565,000	871,733
Postal Savings Bank of China, Cl H	68,000	48,482
Sunny Optical Technology Group	17,100	449,361
Superb Summit International Group *(B)(C)	75,000	—
Swire Properties	17,800	51,672
Techtronic Industries	2,500	37,594
Tianyun International Holdings	489,000	96,143
Town Health International Medical Group (B)(C) (D)	1,086,000	—
WH Group	839,500	680,273
Wharf Real Estate Investment	13,000	68,718
Xiaomi, Cl B *	128,200	482,300
Yadea Group Holdings	20,000	52,241

		7,081,420

HUNGARY — 0.0%
Magyar Telekom Telecommunications	55,700	74,351

INDIA — 1.4%
Bajaj Auto	1,435	78,691
Firstsource Solutions	93,800	111,920
GHCL	20,200	56,620

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
HCL Technologies	2,581	$32,335
Hindalco Industries	86,271	265,943
Housing Development Finance	3,459	112,600
Infosys ADR	36,371	613,943
IRB Infrastructure Developers	67,500	100,425
Larsen & Toubro	3,709	67,917
Maruti Suzuki India	681	67,188
Nandan Denim *	75,791	30,029
NHPC	302,000	99,530
Nucleus Software Exports	9,000	68,782
Oil India	51,808	79,163
Reliance Industries	156,605	3,878,122
Tata Consultancy Services	12,222	520,598

		6,183,806

INDONESIA — 0.1%
Adaro Energy	758,600	65,113
Bank Central Asia	90,400	218,135

		283,248

IRELAND — 0.5%
Accenture, Cl A	2,052	496,420
CRH PLC	1,259	52,508
Dalata Hotel Group	12,100	48,977
Flutter Entertainment	547	102,047
James Hardie Industries	12,382	345,478
Kingspan Group	806	54,775
Seagate Technology	15,000	991,800

		2,092,005

ISRAEL — 0.2%
Bank Hapoalim *	6,219	44,166
Bank Leumi Le-Israel	58,088	361,371
Bezeq The Israeli Telecommunication *	82,000	84,186
Check Point Software Technologies *	400	51,096
Elbit Systems	932	129,328
Kornit Digital *	1,175	106,496
Mehadrin *	–	—
Mizrahi Tefahot Bank	2,005	47,120
Plus500	3,800	70,044
Teva Pharmaceutical Industries ADR *	2,157	25,410

		919,217

ITALY — 0.2%
ACEA	1,700	33,554
ASTM	2,500	55,633
Ferrari	310	64,656
FinecoBank Banca Fineco	6,000	93,347
FNM	70,000	45,577

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

ITALY (continued)
Intesa Sanpaolo	33,239	$72,533
Iren	58,300	144,188
Moncler	1,756	98,826
Unipol Gruppo	52,132	228,596

		836,910

JAPAN — 4.5%
ADEKA	1,400	23,382
Aichi Steel	1,500	43,717
Aiphone	4,800	77,889
Air Water	3,500	56,505
Aisan Industry	7,800	37,509
ANA Holdings	1,700	36,178
Araya Industrial	4,000	51,495
Asahi Kasei	13,000	144,616
Asanuma	2,000	80,922
ASKUL	6,488	228,713
Astellas Pharma	1,355	21,950
Bridgestone	2,900	107,249
Brother Industries	32,900	730,348
Canon	2,000	43,862
Capcom	1,600	100,423
Central Japan Railway	300	42,353
Chugai Pharmaceutical	3,915	204,895
Chugoku Electric Power	1,800	22,171
CKD	3,952	89,553
Daiwabo Holdings	1,400	117,895
East Japan Railway	1,000	65,858
Eco’s	2,200	39,335
ENEOS Holdings	21,250	85,968
FJ Next	9,100	87,755
Freee *	1,300	109,712
Fuji	1,700	44,400
FUJIFILM Holdings	1,600	91,395
Fujitec	6,400	139,284
Fujitsu	1,800	275,041
Furuno Electric	7,400	80,505
Grandy House	13,900	53,668
Gunma Bank	27,900	85,907
Hennge *	2,400	188,799
Hokko Chemical Industry	8,500	93,875
Ibiden	4,700	218,496
Idemitsu Kosan	2,176	50,986
Innotech	7,600	89,311
I-O Data Device, Cl O	7,000	68,628
ITOCHU	54,400	1,556,454
Iwatani	1,500	92,729
Japan Airlines	2,300	40,665
Japan Aviation Electronics Industry	4,700	72,702
Japan Exchange Group	3,800	88,821

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Japan Post Bank	23,800	$205,547
Japan Post Holdings	4,000	31,720
Kaga Electronics	2,500	58,474
Kanamoto	3,900	83,443
Kaneka	2,500	89,495
KDDI	7,034	206,344
Keio	1,039	76,025
Keyence	400	214,735
Kitagawa	3,700	47,445
Kitano Construction	2,400	55,514
Lasertec	924	123,432
Makita	800	38,114
Marubeni	10,000	66,229
McDonald’s Holdings Japan	800	39,028
MinebeaMitsumi	5,237	116,110
MISUMI Group	4,000	129,908
Mitsubishi	34,500	871,821
Mitsubishi Heavy Industries	2,000	57,103
Mitsubishi UFJ Financial Group	10,200	45,779
Mitsui	22,348	412,802
Mizuho Financial Group	56,750	746,878
Mizuho Leasing	2,200	68,268
Mory Industries	3,000	64,690
MS&AD Insurance Group Holdings	2,200	63,242
Nabtesco	2,932	131,283
NEC	7,300	396,651
Nichias	4,836	110,488
Nidec	800	105,802
Nintendo	200	115,360
Nippon Soda	2,700	77,380
Nippon Telegraph & Telephone	65,600	1,637,787
Nishi-Nippon Financial Holdings	5,800	34,826
Nissan Motor	116,400	590,514
Nissin Electric	4,300	56,502
Nissin Foods Holdings	900	77,800
Nitto Fuji Flour Milling	1,300	83,030
Nomura Real Estate Holdings	4,900	109,131
Nomura Research Institute	4,290	144,383
NSK	18,900	170,549
NTT Data	2,500	35,809
Obic	500	93,764
Ono Pharmaceutical	5,000	149,204
Oriental Land	2,000	312,437
Otsuka Holdings	1,061	45,315
Raccoon Holdings *	5,400	99,293
Raysum	6,200	53,901
Resona Holdings	228,300	790,946

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Ryoden	5,800	$89,321
Sakai Heavy Industries	1,500	30,705
Sakai Ovex	4,400	91,673
San-In Godo Bank	11,300	51,219
Sanko Metal Industrial	2,900	76,407
Sekisui House	3,700	71,524
SG Holdings	2,600	66,692
Shibaura Mechatronics	2,900	147,336
Shimadzu	2,700	102,962
Shimamura	500	55,329
Shizuoka Bank	6,000	43,542
SK-Electronics	3,200	38,737
Sojitz	21,300	49,161
Soken Chemical & Engineering	4,900	88,417
Sompo Holdings	2,000	79,640
Sony	4,300	410,441
St.-Care Holding	10,800	97,183
Sugi Holdings	2,032	133,158
Sumitomo	3,412	45,144
Sumitomo Mitsui Financial Group	4,000	123,971
Tachibana Eletech	3,700	56,027
Takeuchi Manufacturing	8,800	200,231
TechnoPro Holdings	1,947	147,177
THK	5,192	164,262
Toho Gas	900	52,893
Tokai Carbon	10,900	157,393
Tokai Rika	44,800	731,245
Tokio Marine Holdings	2,700	132,610
Tokyo Gas	1,764	38,609
Tokyo Tatemono	10,127	136,164
Tomoku	4,400	76,021
Towa Bank	7,600	48,089
Toyo Suisan Kaisha	2,000	98,306
Toyota Motor	4,134	287,717
Trend Micro	400	21,869
USS	1,200	23,660
Welcia Holdings	6,000	203,408
Yamaguchi Financial Group	10,900	61,916
Yamaya	3,700	76,554
Yotai Refractories	11,100	90,972
Yuasa Trading	1,300	40,659
Yushiro Chemical Industry	6,800	71,258

		20,125,822

MALAYSIA — 0.2%
AMMB Holdings	59,700	45,387
CIMB Group Holdings	50,500	47,984
Dialog Group	26,800	20,161
DiGi.Com	15,300	14,314

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)
Genting	40,900	$40,318
Genting Malaysia	514,200	312,103
HAP Seng Consolidated	7,600	15,369
Hong Leong Bank	9,641	41,183
Malayan Banking	23,500	45,354
Malaysia Airports Holdings	35,400	45,190
Pantech Group Holdings	311,028	32,974
Paramount	150,920	30,048
RHB Bank	37,300	47,038

		737,423

MEXICO — 0.1%
Alfa, Cl A	39,600	24,862
America Movil ADR, Cl L	3,536	46,710
Coca-Cola Femsa	9,900	43,243
Fomento Economico Mexicano	6,000	40,861
Gruma, Cl B	3,300	36,221
Grupo Aeroportuario del Pacifico, Cl B	13,000	130,717
Grupo Cementos de Chihuahua	13,438	85,260
Grupo Financiero Banorte, Cl O *	11,900	59,271
Grupo Financiero Inbursa, Cl O *	30,000	26,899
Megacable Holdings	14,000	50,792
Orbia Advance	26,213	56,035
Wal-Mart de Mexico	19,500	55,525

		656,396

NETHERLANDS — 3.4%
Adyen *	1,014	2,120,780
Akzo Nobel	315	32,126
Alfen Beheer BV *	494	48,485
Argenx *	593	173,685
ASML Holding	1,434	767,983
ASML Holding, Cl G	5,859	3,129,643
BE Semiconductor Industries	2,632	181,029
Corbion	2,400	140,389
Koninklijke Ahold Delhaize	24,979	714,522
Koninklijke KPN	10,541	33,001
Koninklijke Philips	575	31,378
NN Group	72,115	3,010,206
OCI *	186,367	3,886,911
Prosus	658	76,827
Signify	5,300	253,567
Unilever	6,109	355,154
Van Lanschot Kempen *	2,700	67,510
Wolters Kluwer	2,415	200,491

		15,223,687

NEW ZEALAND — 0.0%
a2 Milk *	7,025	58,210

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

NEW ZEALAND (continued)
Fisher & Paykel Healthcare	2,182	$54,315
Spark New Zealand	8,632	29,835
Warehouse Group	35,400	78,810

		221,170

NORWAY — 0.2%
DNB *	2,570	50,287
Equinor	2,683	48,347
Gjensidige Forsikring	1,717	39,732
Mowi	2,618	58,098
Nordic Semiconductor *	13,600	210,867
Norsk Hydro	16,901	75,074
SpareBank 1 SR-Bank *	12,000	132,372
Telenor	3,739	62,036
Yara International	1,554	72,549

		749,362

PHILIPPINES — 0.1%
Bank of the Philippine Islands	33,601	55,526
Converge ICT Solutions *	1,120,963	360,753
SM Investments	3,190	65,466

		481,745

POLAND — 0.0%
Powszechny Zaklad Ubezpieczen	4,050	32,452

PORTUGAL — 0.0%
Banco Espirito Santo *(B)(C)(D)	66,989	81
EDP - Energias de Portugal	5,646	35,410

		35,491

RUSSIA — 0.5%
Gazprom PJSC ADR	62,872	350,410
LUKOIL PJSC ADR	10,626	758,917
MMC Norilsk Nickel PJSC ADR	885	28,574
Mobile TeleSystems PJSC ADR	2,953	26,577
Novatek GDR	988	164,961
Polyus PJSC	330	62,788
Ros Agro GDR (D)	7,600	92,312
Rosneft Oil PJSC GDR	4,762	29,422
Sberbank of Russia PJSC ADR	13,230	181,621
Surgutneftegas PJSC ADR	5,850	25,633
Tatneft ADR	13,000	505,042

		2,226,257

SAUDI ARABIA — 0.1%
Al Rajhi Bank	1,123	21,847
Dar Al Arkan Real Estate Development *	103,520	237,649

		259,496

SINGAPORE — 0.2%
Ascendas ‡	12,900	29,796

COMMON STOCK (continued)

	Shares	Value

SINGAPORE (continued)
CapitaLand Integrated Commercial Trust ‡	21,600	$34,656
Centurion	176,200	47,625
DBS Group Holdings	15,400	291,529
Frencken Group	111,700	114,835
Genting Singapore	83,700	53,613
Hong Leong Finance	37,300	67,965
Keppel	6,000	22,635
Oversea-Chinese Banking	6,000	46,430
Singapore Airlines	12,000	37,053
Singapore Telecommunications	12,100	21,455
Sunningdale Tech	45,300	55,502
Suntec Real Estate Investment Trust ‡	27,900	33,530
United Overseas Bank	2,600	45,673
Venture	2,300	34,303
Wilmar International	13,800	54,751
Yanlord Land Group	95,700	79,075

		1,070,426

SOUTH AFRICA — 0.2%
Absa Group	8,727	65,492
Bidvest Group	10,371	107,171
Clicks Group	3,249	53,488
Exxaro Resources	15,441	153,855
FirstRand	15,771	49,587
Merafe Resources (D)	1,219,900	44,907
MultiChoice Group	8,586	73,046
Nedbank Group	3,546	28,486
Sanlam	12,331	46,816
Standard Bank Group	7,458	61,870

		684,718

SOUTH KOREA — 2.7%
Celltrion *	894	259,399
Celltrion Healthcare *	576	73,999
CJ Logistics *	370	55,603
CKD Bio *	800	47,307
Daihan Pharmaceutical *	3,400	94,222
Daishin Securities	6,200	67,307
Douzone Bizon	1,029	91,981
Fila Holdings	1,191	45,164
Hankook Tire & Technology	4,400	161,459
Hanon Systems	5,501	82,163
Hanwha Solutions *	690	30,812
HLB *	534	42,956
Hyundai Mobis	2,191	617,791
Hyundai Motor	1,928	393,273
INTOPS	6,700	172,023
Kangwon Land *	2,135	44,880
KB Financial Group	20,700	744,743

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
KB Financial Group ADR	300	$10,878
Kia Motors	1,262	92,644
Korea Zinc	84	30,342
KT&G	11,262	806,637
LG	575	50,888
LG Uplus	5,600	59,749
NAVER	734	223,797
NCSoft	104	88,414
Netmarble	498	58,587
NHN KCP *	1,929	100,769
Pearl Abyss *	372	104,812
POSCO	271	59,204
S-1, Cl 1	746	53,793
Samsung C&T	403	46,738
Samsung Electronics	86,991	6,354,336
Samsung Fire & Marine Insurance	270	40,532
Samsung SDS	1,547	269,932
Samyang Packaging *	4,000	72,592
Shinhan Financial Group	842	23,035
SK Hynix	1,830	199,868
SK Telecom	216	47,002
SK Telecom ADR	1,555	37,569
Tovis *	11,300	74,573
Wins *	6,000	92,050
Woori Financial Group	6,046	47,509
Yuhan	1,690	99,811

		12,171,143

SPAIN — 0.7%
Aena SME	277	42,715
Almirall	6,800	93,324
Amadeus IT Group, Cl A	2,681	170,511
Befesa	3,731	247,397
Cellnex Telecom	36,685	2,150,038
Grifols	4,464	131,716
Mediaset Espana Comunicacion *	7,700	39,588
Naturhouse Health SAU *	19,700	41,592
Prosegur Cia de Seguridad *	39,500	110,214
Red Electrica	1,884	35,770
Repsol	1,522	14,971

		3,077,836

SWEDEN — 1.2%
Assa Abloy, Cl B	4,942	122,139
Betsson	10,400	97,898
BHG Group *	6,659	125,090
Bilia, Cl A	82,600	1,026,123
Boozt *	5,665	112,971
Elekta, Cl B	15,300	220,236
Essity, Cl B	10,945	349,706

COMMON STOCK (continued)

	Shares	Value

SWEDEN (continued)
Husqvarna, Cl B	6,331	$78,449
ICA Gruppen	919	46,129
Kindred Group	15,000	180,554
Lundin Energy	2,323	63,343
Mekonomen	14,460	162,521
New Wave Group, Cl B	10,700	74,104
Nobia	18,500	144,412
Nordic Waterproofing Holding	5,600	100,661
Proact IT Group	3,699	124,242
Securitas, Cl B	3,100	47,774
Svenska Handelsbanken, Cl A	1,589	15,915
Swedbank, Cl A	7,228	136,050
Tele2, Cl B	15,949	220,198
Telefonaktiebolaget LM Ericsson, Cl B	62,877	792,675
Volvo, Cl B	39,000	961,524

		5,202,714

SWITZERLAND — 1.8%
Bachem Holding, Cl B	314	125,547
Bellevue Group	1,600	62,650
Cie Financiere Richemont, Cl A	445	41,251
Comet Holding	738	168,996
EFG International	12,300	85,240
Flughafen Zurich	700	115,539
Geberit	505	308,380
Givaudan	109	439,412
Helvetia Holding	600	60,138
Kuehne + Nagel International	171	38,871
Landis+Gyr Group	600	44,250
Lonza Group	2,353	1,502,212
Nestle	3,035	340,400
Novartis	3,511	317,164
Roche Holding	8,805	3,032,846
Schindler Holding	591	155,891
SGS	11	33,385
Sika	2,062	559,826
STMicroelectronics	2,384	95,480
Tecan Group	187	90,641
Vetropack Holding *	2,000	132,385
VP Bank	400	49,560
Zehnder Group	1,700	124,310
Zur Rose Group *	300	137,948
Zurich Insurance Group	329	131,238

		8,193,560

TAIWAN — 3.0%
Acter Group	9,373	62,937
Asustek Computer	6,000	61,250
Capital Securities	161,000	77,067
Cathay Financial Holding	386,000	548,975

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

TAIWAN (continued)
Chicony Electronics	19,477	$60,093
China Steel	61,000	49,943
Darfon Electronics	48,000	70,487
Dimerco Express	37,000	78,114
Evergreen Marine Taiwan *	322,000	360,196
Far Eastern New Century	49,939	46,254
Formosa Plastics	23,200	71,890
Fubon Financial Holding	30,000	48,760
Giant Manufacturing	18,288	177,881
Gigabyte Technology	150,000	423,328
Gold Circuit Electronics *	149,000	277,972
Grand Pacific Petrochemical	130,000	97,095
Hiwin Technologies	4,798	67,804
Hon Hai Precision Industry	259,302	1,030,097
Jarllytec	32,000	79,076
Mega Financial Holding	75,683	75,923
Novatek Microelectronics	33,000	463,308
Phison Electronics	9,000	121,681
Sea ADR *	13,580	2,942,922
Taiwan Cooperative Financial Holding	57,318	39,178
Taiwan Hon Chuan Enterprise	29,000	58,688
Taiwan Semiconductor Manufacturing	113,625	2,367,495
Taiwan Semiconductor Manufacturing ADR	25,807	3,136,066
United Microelectronics	310,000	551,229

		13,445,709

THAILAND — 0.2%
Bangkok Dusit Medical Services, Cl F (D)	159,617	110,282
Bangkok Expressway & Metro (D)	95,425	25,957
Hana Microelectronics	35,500	63,856
Pruksa Holding	113,000	46,457
PTT (D)	62,100	77,925
Quality Houses	641,600	50,108
Susco	1,073,500	104,764
Thanachart Capital	386,500	415,419

		894,768

TURKEY — 0.1%
Akbank T.A.S.	51,150	44,524
Eregli Demir ve Celik Fabrikalari	35,332	69,182
Turkiye Is Bankasi, Cl C	58,400	48,920
Turkiye Sise ve Cam Fabrikalari	68,156	67,299

		229,925

COMMON STOCK (continued)

	Shares	Value

UKRAINE — 0.0%
Ferrexpo	26,600	$102,777

UNITED KINGDOM — 3.8%
3i Group	12,023	182,670
888 Holdings	34,300	142,197
Admiral Group	1,330	52,515
Antofagasta	5,378	104,998
ASOS *	1,800	110,242
Aston Martin Lagonda Global Holdings *	4,165	116,831
AstraZeneca	2,550	260,236
B&M European Value Retail	19,479	142,582
BAE Systems	108,060	681,853
Barratt Developments	375,589	3,273,671
Bellway	3,273	123,117
Berkeley Group Holdings	1,267	72,513
BHP Group	8,766	239,944
BT Group, Cl A	29,185	50,103
Bunzl	1,986	63,827
CareTech Holdings	11,800	79,280
Codemasters Group Holdings *	11,500	94,558
Conduit Holdings *	23,322	157,119
ConvaTec Group	65,082	178,659
Cranswick	1,996	93,399
Croda International	646	55,590
Devro	30,000	70,438
Drax Group	22,600	115,565
Electrocomponents	20,832	249,670
Endava ADR *	2,142	169,346
Experian	609	21,307
Ferguson	3,118	362,927
Fevertree Drinks	5,940	198,417
GlaxoSmithKline	7,497	138,956
Halfords Group	68,400	256,152
Halma	1,439	48,571
Headlam Group	10,500	56,475
HSBC Holdings	138,529	725,023
Imperial Brands	9,543	191,875
Inchcape	7,100	64,547
International Personal Finance	32,400	35,675
Intertek Group	702	52,952
J Sainsbury	38,468	128,502
JET2	3,600	64,898
Kingfisher	111,565	423,063
Land Securities Group ‡	2,272	19,094
Linde	1,367	335,462
Lloyds Banking Group	58,800	26,469
London Stock Exchange Group	1,189	141,447

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Lookers	149,200	$80,748
Natwest Group	28,151	56,754
Ocado Group *	16,187	616,594
OSB Group	48,900	274,092
Petrofac	15,200	24,707
Pets at Home Group	19,400	106,270
Provident Financial	27,000	90,603
Reckitt Benckiser Group	2,668	226,933
Redrow	18,761	134,900
RELX	3,472	85,915
Rentokil Initial	10,538	71,658
Rio Tinto	3,856	293,846
Segro ‡	17,481	228,489
Serco Group	71,607	115,218
Severfield	96,800	93,653
Severn Trent	752	23,819
Spirax-Sarco Engineering	1,131	171,301
Stagecoach Group	57,600	58,556
Standard Chartered	7,770	47,244
SThree	17,600	77,657
Stock Spirits Group	32,806	122,711
Tate & Lyle	16,900	159,458
Tesco	770,920	2,522,322
Unilever	3,792	220,750
Vesuvius	24,456	166,760
Vodafone Group	28,445	48,722
Watches of Switzerland Group *	16,051	141,354
Weir Group	11,492	297,115
WM Morrison Supermarkets	63,568	156,021
XLMedia (D)	86,000	40,378

		16,927,283

UNITED STATES — 55.5%

Communication Services — 6.8%
Activision Blizzard	12,450	1,132,950
Alphabet, Cl A *	3,780	6,907,421
AT&T	42,063	1,204,264
Charter Communications, Cl A *	1,088	661,025
Comcast, Cl A	15,738	780,133
Electronic Arts	2,801	401,103
Facebook, Cl A *	29,731	7,680,409
Match Group *	224	31,329
Netflix *	1,278	680,394
Nexstar Media Group, Cl A	3,690	419,442
Spotify Technology *	5,878	1,851,570
Take-Two Interactive Software *	2,263	453,618
TechTarget *	3,066	229,030
TEGNA	7,166	114,871

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)
T-Mobile US *	26,092	$3,289,679
Twitter *	7,276	367,657
Verizon Communications	31,186	1,707,433
Walt Disney	13,613	2,289,298

		30,201,626

Consumer Discretionary — 8.3%
Adient *	4,917	158,770
Advance Auto Parts	767	114,390
Amazon.com *	3,033	9,724,405
American Eagle Outfitters	17,715	401,953
Asbury Automotive Group *	2,805	400,021
AutoZone *	397	443,993
Bally’s	4,465	234,323
Best Buy	3,000	326,460
BJ’s Restaurants	4,280	200,047
Boot Barn Holdings *	7,736	442,809
BorgWarner	21,500	902,785
Callaway Golf	7,751	216,175
Carnival	7,210	134,611
Chewy, Cl A *	433	44,088
Chipotle Mexican Grill, Cl A *	100	148,000
Churchill Downs	887	166,268
Dana	15,152	293,343
Deckers Outdoor *	530	154,750
Dollar General	1,600	311,376
Dollar Tree *	800	81,328
Domino’s Pizza	1,401	519,435
DR Horton	7,500	576,000
eBay	8,000	452,080
Five Below *	1,125	197,696
Floor & Decor Holdings, Cl A *	1,651	152,008
Ford Motor	40,900	430,677
General Motors	18,600	942,648
Gentex	4,115	136,001
Genuine Parts	318	29,854
G-III Apparel Group *	7,080	191,443
GrowGeneration *	3,180	137,344
Hasbro	636	59,670
Hilton Grand Vacations *	6,785	201,650
Home Depot	3,997	1,082,468
Kohl’s	7,299	321,594
Las Vegas Sands	786	37,799
La-Z-Boy, Cl Z	6,290	243,549
Lennar, Cl A	4,100	340,915
Lithia Motors, Cl A	462	147,230
Lowe’s	1,684	280,975
Magnite *	5,732	198,556
Mattel *	10,649	192,960
McDonald’s	2,474	514,196

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Modine Manufacturing *	16,552	$207,727
NIKE, Cl B	4,424	591,002
O’Reilly Automotive *	413	175,719
Peloton Interactive, Cl A *	2,580	377,015
Penn National Gaming *	2,617	271,435
RealReal *	8,166	193,371
Rent-A-Center, Cl A	4,612	199,700
Roku, Cl A *	600	233,418
Ross Stores	193	21,479
Ruth’s Hospitality Group	9,723	176,861
Scientific Games, Cl A *	10,181	399,299
Shake Shack, Cl A *	2,171	246,235
Shutterstock	1,945	126,406
Sonos *	7,688	201,041
Starbucks	10,400	1,006,824
Stitch Fix, Cl A *	1,889	180,286
Target	10,328	1,871,124
Taylor Morrison Home, Cl A *	17,700	459,846
Tesla *	2,600	2,063,178
TJX	41,532	2,659,709
Toll Brothers	17,800	909,580
TopBuild *	730	145,963
Tri Pointe Homes *	11,634	235,007
Vail Resorts	224	59,575
Visteon *	1,693	215,824
Whirlpool	5,100	943,959
YETI Holdings *	2,273	149,609
Yum China Holdings	1,280	72,589
Yum! Brands	1,857	188,467

		36,868,891

Consumer Staples — 2.0%
Celsius Holdings *	2,275	121,485
Church & Dwight	3,796	320,496
Clorox	2,323	486,576
Colgate-Palmolive	598	46,644
Costco Wholesale	1,431	504,327
Darling Ingredients *	2,569	159,304
Edgewell Personal Care	3,541	118,270
Freshpet *	986	137,360
General Mills	670	38,927
Hormel Foods	6,488	304,028
Hostess Brands, Cl A *	16,722	256,683
Kellogg	2,573	151,652
Kimberly-Clark	2,756	364,068
Kroger	4,885	168,533
McCormick	4,866	435,701
Medifast	912	214,019
Molson Coors Beverage, Cl B	17,800	892,848
PepsiCo	4,568	623,852

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Procter & Gamble	4,205	$539,123
Spectrum Brands Holdings	3,536	267,215
Utz Brands	7,916	186,659
Walgreens Boots Alliance	40,532	2,036,733
Walmart	5,452	765,951

		9,140,454

Energy — 0.6%
Cabot Oil & Gas, Cl A	1,951	35,762
ChampionX *	28,031	428,594
Chevron	2,677	228,081
Diamondback Energy	3,168	179,594
ExxonMobil	867	38,876
Magnolia Oil & Gas *	33,339	282,381
PDC Energy *	11,962	259,695
Pioneer Natural Resources	108	13,057
Range Resources *	28,786	265,119
Renewable Energy Group *	1,699	152,231
Valero Energy	11,800	665,874

		2,549,264

Financials — 6.4%
AGNC Investment ‡	1,909	29,780
Ameriprise Financial	5,500	1,088,285
Ameris Bancorp	6,310	246,784
Aon, Cl A	1,495	303,635
Artisan Partners Asset Management, Cl A	2,691	130,244
Atlantic Union Bankshares	10,503	344,918
Banc of California	13,319	224,425
Bancorp *	25,992	435,886
Berkshire Hathaway, Cl B *	5,179	1,180,139
Blackstone Mortgage Trust, Cl A ‡	12,725	339,248
Capital One Financial	40,844	4,258,395
Charles Schwab	48,880	2,519,275
Chubb	1,123	163,587
Cincinnati Financial	2,100	176,589
Citigroup	67,946	3,940,189
Citizens Financial Group	26,200	954,728
CME Group, Cl A	1,500	272,610
Enterprise Financial Services	9,192	324,569
Erie Indemnity, Cl A	997	242,371
Everest Re Group	489	103,218
FB Financial	4,034	150,710
Fidelity National Financial	3,028	109,916
First Merchants	7,857	295,973
FNB	16,206	159,791
Franklin Resources	2,084	54,788
Globe Life	1,580	142,816
Goosehead Insurance, Cl A	1,067	142,551

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Great Western Bancorp	11,010	$264,240
Heritage Insurance Holdings	23,230	216,504
Independent Bank Group	7,116	437,065
Intercontinental Exchange	2,900	320,015
JPMorgan Chase	5,540	712,832
Ladder Capital, Cl A ‡	18,430	181,167
Lemonade *	1,337	194,199
Lincoln National	18,000	818,820
LPL Financial Holdings	1,807	195,770
Marsh & McLennan	2,500	274,775
Meta Financial Group	11,508	444,554
Mr Cooper Group *	4,630	126,075
OneMain Holdings, Cl A	12,887	600,019
Pacific Premier Bancorp	5,007	166,483
PennyMac Financial Services	6,400	371,200
Pinnacle Financial Partners	7,832	536,727
PNC Financial Services Group	2,200	315,744
Preferred Bank	7,572	365,652
Primerica	1,956	272,490
Progressive	1,200	104,628
S&P Global	4,601	1,458,517
Sterling Bancorp	27,342	504,733
Stifel Financial	7,447	385,904
StoneX Group *	2,351	125,826
Travelers	410	55,883
Triumph Bancorp *	4,699	269,441
Trupanion *	1,204	135,089
Umpqua Holdings	21,321	309,368
US Bancorp	5,015	214,893

		28,714,033

Health Care — 7.2%
Abbott Laboratories	4,469	552,324
AbbVie	33,364	3,419,143
Acadia Healthcare *	3,854	195,321
Aclaris Therapeutics *	10,302	213,767
AdaptHealth, Cl A *	4,658	178,262
Adaptive Biotechnologies *	2,667	147,938
Alexion Pharmaceuticals *	6,800	1,042,644
Allakos *	1,341	178,796
Alphatec Holdings *	13,517	201,133
ALX Oncology Holdings *	1,846	146,296
Amgen	4,400	1,062,292
Anthem	641	190,364
Arrowhead Pharmaceuticals *	2,952	227,806
Arvinas *	2,515	189,732
Avanos Medical *	6,611	299,478
Beam Therapeutics *	2,222	214,267
Becton Dickinson	172	45,028
Biogen *	3,100	876,091

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Bristol-Myers Squibb	34,507	$2,119,765
CareDx *	2,462	188,171
Centene *	4,880	294,264
Cigna	1,193	258,941
Coherus Biosciences *	4,766	89,601
CryoPort *	2,526	172,273
CVS Health	466	33,389
Danaher	3,089	734,688
DaVita *	11,098	1,302,572
Denali Therapeutics *	1,901	130,219
DexCom *	1,100	412,335
Editas Medicine, Cl A *	2,203	135,154
Eli Lilly and	6,063	1,260,922
Emergent BioSolutions *	1,486	158,779
Ensign Group	2,922	228,734
Fate Therapeutics *	1,930	174,916
Flexion Therapeutics *	10,746	130,779
Gilead Sciences	3,600	236,160
Globus Medical, Cl A *	2,933	180,937
Halozyme Therapeutics *	3,130	148,957
HCA Healthcare	6,400	1,039,872
Henry Schein *	2,260	148,821
Inari Medical *	1,807	172,424
Inspire Medical Systems *	1,071	215,817
Integer Holdings *	2,730	201,474
Jazz Pharmaceuticals *	5,800	901,900
Johnson & Johnson	5,200	848,276
Karyopharm Therapeutics *	6,556	99,848
LivaNova *	2,705	170,144
Medtronic	2,497	277,991
Merck	20,427	1,574,309
Meridian Bioscience *	9,323	206,038
Merus *	3,800	104,576
Moderna *	275	47,619
ModivCare *	1,818	288,280
NanoString Technologies *	1,834	128,435
Natera *	2,169	231,302
NeoGenomics *	4,748	251,739
Novavax *	949	209,672
Ocular Therapeutix *	7,369	133,747
Omnicell *	1,648	194,134
Pfizer	40,247	1,444,867
R1 RCM *	8,150	205,625
Regeneron Pharmaceuticals *	742	373,849
Repligen *	671	134,200
Rocket Pharmaceuticals *	2,779	153,067
Scholar Rock Holding *	2,887	172,238
Select Medical Holdings *	10,325	265,352
Shockwave Medical *	1,490	172,900

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Teladoc Health *	1,907	$503,124
Tenet Healthcare *	4,245	200,661
TG Therapeutics *	3,326	160,546
Thermo Fisher Scientific	1,195	609,092
Turning Point Therapeutics *	1,310	164,392
Twist Bioscience *	1,141	187,740
Ultragenyx Pharmaceutical *	1,026	142,193
UnitedHealth Group	2,255	752,223
Veracyte *	2,577	146,116
Vericel *	5,809	239,737
Vertex Pharmaceuticals *	2,400	549,792
Viatris, Cl W *	7,269	123,500

		31,919,870

Industrials — 4.4%
3M	269	47,253
A O Smith	894	48,544
AAR	3,757	126,047
Aerovironment *	1,823	209,226
AGCO	1,799	199,509
Air Transport Services Group *	9,885	251,178
Allison Transmission Holdings	18,600	757,020
Ameresco, Cl A *	2,660	149,199
API Group *	14,091	252,370
Atkore International Group *	6,545	290,336
Axon Enterprise *	1,188	195,022
Bloom Energy, Cl A *	4,452	155,419
BrightView Holdings *	17,667	250,518
Builders FirstSource *	8,912	340,884
Carrier Global	1,864	71,764
CH Robinson Worldwide	4,748	406,239
Chart Industries *	1,691	203,106
Cornerstone Building Brands *	8,032	91,404
CSX	4,900	420,200
Cummins	2,800	656,376
Equifax	1,700	301,087
Expeditors International of Washington	3,900	349,128
Fastenal	1,025	46,730
Federal Signal	4,898	160,116
FedEx	1,800	423,612
Fortive	2,250	148,680
FuelCell Energy *	9,306	193,193
General Dynamics	367	53,832
Gibraltar Industries *	4,464	400,109
Honeywell International	2,447	478,070
Hub Group, Cl A *	3,994	210,204
Hydrofarm Holdings Group *	2,368	178,808
Johnson Controls International	1,900	94,658

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Kadant	1,962	$280,468
Kaman	2,206	111,094
KBR	4,124	119,802
Kforce	5,945	253,554
Kratos Defense & Security Solutions *	8,030	213,116
L3Harris Technologies	12,925	2,216,767
Lockheed Martin	700	225,274
MasTec *	2,510	193,647
Matson	3,219	192,496
MYR Group *	5,799	322,482
Norfolk Southern	132	31,234
Northrop Grumman	800	229,288
Otis Worldwide	932	60,254
Plug Power *	8,003	505,550
Proto Labs *	1,262	267,291
Quanta Services	2,307	162,574
Regal Beloit	1,409	176,801
Rexnord	7,256	274,712
Roper Technologies	433	170,130
Saia *	780	137,865
SkyWest	3,196	124,612
Southwest Airlines	1,470	64,592
Standex International	1,619	132,612
Sterling Construction *	18,285	374,294
Tetra Tech	1,609	195,606
Timken	2,285	172,883
TPI Composites *	6,853	410,563
Trane Technologies	168	24,083
Triton International	7,982	369,886
Uber Technologies *	27,333	1,392,070
Union Pacific	2,084	411,527
United Airlines Holdings *	12,400	495,876
United Parcel Service, Cl B	3,687	571,485
Upwork *	4,915	203,727
Valmont Industries	1,050	202,566
Verisk Analytics, Cl A	1,276	234,146
Waste Management	1,400	155,848

		19,840,616

Information Technology — 15.2%
Adobe *	767	351,877
Advanced Energy Industries	4,880	500,590
Alarm.com Holdings *	2,370	220,220
Ambarella *	2,022	190,796
Amdocs	10,500	741,510
Amphenol, Cl A	2,702	337,426
Appian, Cl A *	1,124	245,549
Apple	85,905	11,336,024
Applied Materials	24,400	2,358,992

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Atlassian, Cl A *	6,652	$1,537,477
Automatic Data Processing	1,930	318,682
Blackline *	1,817	235,520
Calix *	6,177	186,545
Cerence *	1,379	154,324
Cirrus Logic *	1,800	168,642
Cisco Systems	19,100	851,478
Citrix Systems	265	35,327
Cohu	5,162	209,990
Cree *	1,652	166,984
Digital Turbine *	2,559	146,400
DocuSign, Cl A *	134	31,207
Dolby Laboratories, Cl A	1,944	171,130
Domo, Cl B *	3,326	210,835
Entegris	1,325	130,367
Fidelity National Information Services	3,100	382,726
Fiserv *	5,961	612,135
Global Payments	1,368	241,479
HP	42,300	1,029,582
II-VI *	3,210	269,865
Immersion *	11,884	150,332
Intel	22,100	1,226,771
Itron *	1,834	157,761
Keysight Technologies *	398	56,353
Littelfuse	703	171,089
LivePerson *	2,160	136,858
Mastercard, Cl A	2,555	808,121
Maxim Integrated Products	740	64,905
MaxLinear, Cl A *	5,557	174,434
Methode Electronics	7,079	267,232
Micron Technology *	24,645	1,928,964
Microsoft	42,206	9,790,104
MKS Instruments	1,179	186,365
Motorola Solutions	2,128	356,547
nLight *	5,316	168,411
NVIDIA	5,757	2,991,280
Okta, Cl A *	1,832	474,506
Onto Innovation *	3,827	206,849
Oracle	29,511	1,783,350
PagerDuty *	4,162	202,814
Paychex	4,831	421,843
PayPal Holdings *	12,149	2,846,632
Plexus *	2,831	217,760
Power Integrations	2,846	229,245
Q2 Holdings *	2,054	262,891
Qorvo *	21,647	3,699,039
QUALCOMM	7,521	1,175,382
Rapid7 *	2,746	238,408

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Rogers *	1,119	$174,642
Sailpoint Technologies Holdings *	4,973	275,057
salesforce.com *	859	193,756
Semtech *	3,293	233,638
ServiceNow *	3,628	1,970,585
SiTime *	1,044	127,420
Smartsheet, Cl A *	2,579	179,859
Sprout Social, Cl A *	3,277	216,282
SPS Commerce *	1,349	133,403
Square, Cl A *	8,412	1,816,656
SunPower, Cl A *	4,444	240,021
Synaptics *	3,814	378,425
Synopsys *	1,000	255,450
Texas Instruments	5,492	909,970
TTEC Holdings	2,550	192,729
Twilio, Cl A *	6,297	2,263,331
Unisys *	10,907	260,568
Verint Systems *	4,152	306,542
VeriSign *	1,393	270,339
Visa, Cl A	14,739	2,848,312
Workiva, Cl A *	2,355	229,542
Xilinx	1,936	252,784
Zoom Video Communications, Cl A *	1,331	495,225

		67,992,461

Materials — 2.7%
Advanced Drainage Systems	1,509	124,462
Air Products and Chemicals	1,818	484,970
Arconic *	5,380	135,576
Avient	9,742	374,385
Ball	18,255	1,606,805
CF Industries Holdings	45,098	1,866,155
Cleveland-Cliffs	13,397	205,510
Ecolab	1,584	323,944
Element Solutions	12,180	207,425
Ferro *	17,092	235,699
Freeport-McMoRan, Cl B	20,500	551,655
HB Fuller	5,016	255,264
Hecla Mining	17,516	99,666
Huntsman	27,200	718,624
Koppers Holdings *	5,289	176,018
Livent *	10,394	189,379
LyondellBasell Industries, Cl A	11,400	977,664
Martin Marietta Materials	138	39,663
Materion	3,818	260,350
Neenah	2,766	140,845
Newmont Mining	5,400	321,840

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials (continued)
Packaging Corp of America	1,500	$201,690
PPG Industries	196	26,403
Scotts Miracle-Gro, Cl A	651	144,138
Sherwin-Williams	3,439	2,379,100
Vulcan Materials	239	35,644

		12,082,874

Real Estate — 1.3%
Alexandria Real Estate Equities ‡	160	26,738
American Finance Trust ‡	34,723	252,783
American Tower, Cl A ‡	2,862	650,704
Armada Hoffler Properties ‡	22,614	243,101
AvalonBay Communities ‡	1,039	170,053
Crown Castle International ‡	3,821	608,533
Digital Realty Trust ‡	900	129,555
Equinix ‡	794	587,528
Global Medical ‡	18,130	227,350
Hannon Armstrong Sustainable Infrastructure Capital ‡	2,059	121,790
Hudson Pacific Properties ‡	5,707	133,772
Independence Realty Trust ‡	24,559	326,144
Innovative Industrial Properties, Cl A ‡	1,394	260,845
Iron Mountain ‡	987	33,232
Pebblebrook Hotel Trust ‡	14,483	266,198
Public Storage ‡	1,294	294,540
QTS Realty Trust, Cl A ‡	2,609	169,846
Retail Opportunity Investments ‡	17,750	250,098
Sabra Health Care ‡	14,684	246,544
SBA Communications, Cl A ‡	500	134,335
VEREIT ‡	17,980	633,435

		5,767,124

Utilities — 0.6%
Ameren	1,847	134,314
American Electric Power	3,937	318,543
Black Hills	4,150	245,348
Clearway Energy, Cl C	12,730	394,375
CMS Energy	3,900	221,832
Consolidated Edison	2,996	212,057
Duke Energy	297	27,918
Portland General Electric	3,881	164,127
South Jersey Industries	11,132	257,149
Sunnova Energy International *	3,936	172,594
WEC Energy Group	786	69,875

COMMON STOCK (continued)

	Shares/ Number of Warrants/ Number of Rights	Value

UNITED STATES (continued)

Utilities (continued)
Xcel Energy	4,722	$302,161

		2,520,293

		247,597,506

Total Common Stock (Cost $311,440,068)		439,925,071

PREFERRED STOCK — 0.1%

BRAZIL — 0.0%
Cia Paranaense de Energia, 1.019%	7,800	93,148
Itau Unibanco Holding ADR (E)	9,599	50,107
Itausa, 0.168%	24,817	48,170

		191,425

COLOMBIA — 0.0%
Bancolombia (E)	6,333	56,073

GERMANY — 0.1%
Einhell Germany (E)	700	100,487
Jungheinrich, 1.114%	773	35,255
STO & KGaA, 0.247%	700	111,308

		247,050

SOUTH KOREA — 0.0%
LG Chemical, 2.840%	175	72,953
LG Household & Health Care, 1.430%	106	66,322

		139,275

Total Preferred Stock (Cost $433,798)		633,823

WARRANTS — 0.0%

MALAYSIA — 0.0%
Paramount, 1.790% *	43,120	1,280

SINGAPORE — –%
Ezion Holdings, 0.276% *(B)(C)	102,720	—

Total Warrants (Cost $—)		1,280

RIGHT— 0.0%

SOUTH KOREA — 0.0%
Hanwha Solutions, 0.156%, Expires 02/25/2021*	108	$473

Total Right (Cost $—)		473

Total Investments in Securities — 98.7% (Cost $311,873,866)		$440,560,647

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	02/18/21	USD	931,100	EUR	1,105,020	$(25,326)
Brown Brothers Harriman	04/14/21	USD	2,052,200	GBP	2,796,989	(15,975)

						$(41,301)

Percentages are based on net assets of $446,291,104.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $1,883,354 or 0.4% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2021, was $32,455 and represented 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of January 31, 2021 was $397,324 and represented 0.1% of Net Assets.
(E)	There is currently no stated rate.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

LP — Limited Partnership

MXN — Mexican Peso

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$5,689,249	$–	$5,689,249
Austria	–	520,915	–	520,915
Belgium	–	577,887	–	577,887
Bermuda	1,883,354	–	–	1,883,354
Brazil	543,898	–	–	543,898
Canada	11,897,471	–	–	11,897,471
Chile	204,809	–	–	204,809
China	16,120,384	6,419,866	–	22,540,250
Czech Republic	–	642,064	–	642,064
Denmark	–	5,256,812	–	5,256,812
Finland	–	1,417,178	–	1,417,178
France	–	11,235,874	–	11,235,874
Germany	85,744	9,549,155	–	9,634,899
Greece	–	61,788	–	61,788
Hong Kong	–	7,049,046	32,374	7,081,420
Hungary	–	74,351	–	74,351
India	613,943	5,569,863	–	6,183,806
Indonesia	–	283,248	–	283,248
Ireland	1,542,995	549,010	–	2,092,005
Israel	183,002	736,215	–	919,217
Italy	–	836,910	–	836,910
Japan	182,323	19,943,499	–	20,125,822
Malaysia	–	737,423	–	737,423
Mexico	656,396	–	–	656,396
Netherlands	3,129,643	12,094,044	–	15,223,687
New Zealand	54,315	166,855	–	221,170
Norway	–	749,362	–	749,362
Philippines	–	481,745	–	481,745
Poland	–	32,452	–	32,452
Portugal	–	35,410	81	35,491
Russia	803,665	1,422,592	–	2,226,257
Saudi Arabia	–	259,496	–	259,496
Singapore	–	1,070,426	–	1,070,426
South Africa	–	684,718	–	684,718
South Korea	48,447	12,122,696	–	12,171,143
Spain	–	3,077,836	–	3,077,836
Sweden	–	5,202,714	–	5,202,714
Switzerland	–	8,193,560	–	8,193,560
Taiwan	6,078,988	7,366,721	–	13,445,709
Thailand	–	894,768	–	894,768
Turkey	–	229,925	–	229,925
Ukraine	–	102,777	–	102,777
United Kingdom	708,267	16,219,016	–	16,927,283
United States	247,597,506	–	–	247,597,506

Total Common Stock	292,335,150	147,557,466	32,455	439,925,071

Preferred Stock
Brazil	191,425	–	–	191,425
Colombia	56,073	–	–	56,073
Germany	–	247,050	–	247,050
South Korea	–	139,275	–	139,275

Total Preferred Stock	247,498	386,325	–	633,823

Warrants	1,280	–	–	1,280
Right	473	–	–	473

Total Investments in Securities	$292,584,401	$147,943,791	$32,455	$440,560,647

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$-	$(41,301)	$-	$(41,301)

Total Other Financial Instruments	$-	$(41,301)	$-	$(41,301)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2021
(Unaudited)

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 27.7%

	Face Amount	Value

COMMUNICATION SERVICES – 2.7%
AMC Networks
4.250%, 02/15/29	$155,000	$154,806
America Movil
2.875%, 05/07/30	200,000	215,083
AT&T
5.250%, 03/01/37	50,000	62,924
4.850%, 03/01/39	156,000	188,101
3.900%, 03/11/24	250,000	273,437
3.800%, 12/01/57(A)	473,000	468,690
3.650%, 09/15/59(A)	66,000	63,123
3.600%, 07/15/25	250,000	278,706
3.550%, 09/15/55(A)	36,000	34,252
3.500%, 09/15/53(A)	346,000	332,343
3.300%, 02/01/52	60,000	56,334
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	259,776
CCL Industries
3.050%, 06/01/30(A)	70,000	75,159
CCO Holdings
5.750%, 02/15/26(A)	40,000	41,272
4.500%, 08/15/30(A)	79,000	83,197
4.500%, 05/01/32(A)	64,000	66,560
4.250%, 02/01/31(A)	195,000	200,363
CenturyLink
4.000%, 02/15/27(A)	23,000	23,782
Comcast
3.150%, 02/15/28	250,000	279,212
2.650%, 02/01/30	85,000	91,161
CSC Holdings
5.500%, 05/15/26(A)	200,000	207,442
5.375%, 02/01/28(A)	10,000	10,607
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	190,000	137,750
8.500%, 10/15/24(A) (B)	43,000	31,067
Level 3 Financing
4.625%, 09/15/27(A)	33,000	34,361
4.250%, 07/01/28(A)	85,000	87,363
Live Nation Entertainment
4.750%, 10/15/27(A)	35,000	35,088
NBCUniversal Enterprise
5.250%, 06/19/69(A)	170,000	170,425
Northwestern Mutual Life Insurance
3.625%, 09/30/59(A)	80,000	88,817
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	209,000
Prosus
4.850%, 07/06/27(A)	200,000	228,965
3.832%, 02/08/51(A)	200,000	193,722
Qwest
7.250%, 09/15/25	65,000	78,162
Sprint
7.875%, 09/15/23	10,000	11,550
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	291,013
4.738%, 03/20/25(A)	205,000	222,507

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
3.360%, 09/20/21(A)	$70,313	$70,935
Tencent MTN
3.290%, 06/03/60(A)	200,000	196,752
Time Warner Cable
5.875%, 11/15/40	200,000	260,024
5.500%, 09/01/41	100,000	124,915
4.500%, 09/15/42	150,000	170,218
T-Mobile USA
6.000%, 03/01/23	93,000	93,116
6.000%, 04/15/24	45,000	45,486
4.500%, 02/01/26	30,000	30,690
4.375%, 04/15/40(A)	100,000	117,103
3.875%, 04/15/30(A)	190,000	214,959
2.875%, 02/15/31	100,000	100,926
2.550%, 02/15/31(A)	85,000	87,064
2.250%, 02/15/26	100,000	101,000
Verizon Communications
5.250%, 03/16/37	250,000	330,756
4.272%, 01/15/36	250,000	304,036
1.500%, 09/18/30	250,000	242,055
ViacomCBS
4.200%, 05/19/32	60,000	70,983
2.900%, 01/15/27	250,000	272,190
Virgin Media Secured Finance
5.500%, 05/15/29(A)	75,000	80,855
4.500%, 08/15/30(A)	130,000	134,615
Vodafone Group
5.250%, 05/30/48	115,000	153,851
4.875%, 06/19/49	163,000	209,103
Walt Disney
3.700%, 10/15/25	250,000	281,193
3.600%, 01/13/51	150,000	170,448
2.650%, 01/13/31	110,000	118,403

		9,267,796

CONSUMER DISCRETIONARY – 2.5%
1011778 BC ULC
3.500%, 02/15/29(A)	55,000	54,897
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	184,747
Amazon.com
3.875%, 08/22/37	250,000	303,695
American Honda Finance MTN
2.350%, 01/08/27	500,000	537,534
1.700%, 09/09/21	500,000	504,332
American University
3.672%, 04/01/49	250,000	292,077
Asbury Automotive Group
4.750%, 03/01/30	15,000	15,776
4.500%, 03/01/28	15,000	15,412
Caesars Entertainment
6.250%, 07/01/25(A)	33,000	34,915
Cargill
3.250%, 05/23/29(A)	500,000	562,762
Churchill Downs
5.500%, 04/01/27(A)	106,000	110,689
4.750%, 01/15/28(A)	40,000	41,600

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Daimler Finance North America
2.000%, 07/06/21(A)	$500,000	$503,523
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	425,685
Expedia Group
7.000%, 05/01/25(A)	35,000	38,314
6.250%, 05/01/25(A)	45,000	52,004
4.625%, 08/01/27(A)	35,000	38,784
3.600%, 12/15/23(A)	70,000	74,509
Falabella
3.750%, 04/30/23(A)	200,000	211,009
Ford Motor Credit
5.750%, 02/01/21	450,000	450,000
3.813%, 10/12/21	80,000	80,900
3.336%, 03/18/21	200,000	200,231
1.104%, 10/12/21	180,000	179,050
General Motors
5.000%, 04/01/35	135,000	162,724
General Motors Financial
4.375%, 09/25/21	50,000	51,269
4.200%, 11/06/21	40,000	41,126
3.450%, 04/10/22	30,000	30,880
3.200%, 07/06/21	40,000	40,362
3.150%, 06/30/22	85,000	87,830
2.900%, 02/26/25	80,000	85,361
Georgetown University
5.215%, 10/01/18	35,000	49,299
4.315%, 04/01/49	25,000	31,357
Group 1 Automotive
4.000%, 08/15/28(A)	40,000	40,950
Hanesbrands
5.375%, 05/15/25(A)	35,000	37,231
4.875%, 05/15/26(A)	40,000	43,300
4.625%, 05/15/24(A)	10,000	10,554
Hasbro
3.900%, 11/19/29	10,000	11,167
3.550%, 11/19/26	55,000	60,990
Hilton Domestic Operating
3.625%, 02/15/32(A)	100,000	99,034
Home Depot
3.900%, 06/15/47	250,000	302,789
Hyundai Capital America
3.000%, 02/10/27(A)	85,000	91,687
2.650%, 02/10/25(A)	120,000	125,889
Ken Garff Automotive
4.875%, 09/15/28(A)	35,000	35,964
Lear
5.250%, 05/15/49	135,000	162,602
Lennar
4.750%, 11/15/22	10,000	10,589
4.500%, 04/30/24	5,000	5,504
Lithia Motors
4.375%, 01/15/31(A)	70,000	74,113
Lowe’s
4.050%, 05/03/47	250,000	298,109
Marriott International
3.500%, 10/15/32	175,000	185,460
Mohawk Industries
3.625%, 05/15/30	175,000	195,486

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Newell Brands
4.875%, 06/01/25	$30,000	$33,038
Nissan Motor
3.522%, 09/17/25(A)	200,000	214,072
NVR
3.000%, 05/15/30	140,000	151,113
Reynolds American
5.850%, 08/15/45	265,000	334,039
Toyota Motor
2.358%, 07/02/24	105,000	111,551
Toyota Motor Credit MTN
1.800%, 02/13/25	130,000	135,612
1.650%, 01/10/31	300,000	297,629
Whirlpool
4.750%, 02/26/29	115,000	138,923
Whirlpool MTN
4.850%, 06/15/21	140,000	142,074

		8,842,122

CONSUMER STAPLES – 2.6%
Albertsons
3.500%, 03/15/29(A)	105,000	103,687
3.250%, 03/15/26(A)	140,000	141,050
Altria Group
4.400%, 02/14/26	75,000	86,362
2.350%, 05/06/25	35,000	36,920
Anheuser-Busch
4.900%, 02/01/46	420,000	523,585
4.700%, 02/01/36	78,000	96,182
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	307,100
Anheuser-Busch InBev Worldwide
4.600%, 06/01/60	135,000	164,667
4.350%, 06/01/40	140,000	167,065
Archer-Daniels-Midland
3.250%, 03/27/30	115,000	129,654
2.500%, 08/11/26	250,000	268,975
Bacardi
5.300%, 05/15/48(A)	280,000	376,402
Bausch Health
5.250%, 01/30/30(A)	80,000	82,605
5.000%, 01/30/28(A)	80,000	82,424
Bayer US Finance II
4.375%, 12/15/28(A)	270,000	316,265
4.250%, 12/15/25(A)	75,000	85,599
BRF
5.750%, 09/21/50(A)	200,000	210,500
Bunge Finance
3.250%, 08/15/26	250,000	275,580
1.630%, 08/17/25	25,000	25,591
Central Garden & Pet
4.125%, 10/15/30	110,000	114,995
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	215,974
Clorox
3.900%, 05/15/28	250,000	289,949

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Coca-Cola
2.500%, 06/01/40	$250,000	$252,383
Conagra Brands
1.375%, 11/01/27	80,000	79,882
Constellation Brands
3.750%, 05/01/50	20,000	22,642
2.875%, 05/01/30	50,000	53,747
Fomento Economico Mexicano
3.500%, 01/16/50	256,000	275,791
JBS USA LUX
5.500%, 01/15/30(A)	10,000	11,350
Kraft Heinz Foods
5.000%, 06/04/42	310,000	357,498
4.375%, 06/01/46	65,000	69,045
3.875%, 05/15/27	105,000	114,875
Kroger
5.400%, 01/15/49	120,000	168,573
2.650%, 10/15/26	250,000	272,419
PepsiCo
4.000%, 05/02/47	250,000	309,084
Pilgrim’s Pride
5.875%, 09/30/27(A)	10,000	10,642
Post Holdings
5.750%, 03/01/27(A)	90,000	94,387
4.625%, 04/15/30(A)	200,000	208,296
Procter & Gamble
3.500%, 10/25/47	250,000	309,476
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	201,120
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	528,557
Smithfield Foods
3.000%, 10/15/30(A)	15,000	15,596
Spectrum Brands
5.750%, 07/15/25	40,000	41,232
Stanford Health Care
3.795%, 11/15/48	250,000	307,246
Walgreen
4.400%, 09/15/42	220,000	240,735
Walmart
4.750%, 10/02/43	500,000	656,288
2.650%, 12/15/24	400,000	431,510

		9,133,505

ENERGY – 2.2%
Antero Resources
8.375%, 07/15/26(A)	15,000	15,828
5.125%, 12/01/22	19,000	19,004
5.000%, 03/01/25	92,000	87,170
Calpine
5.000%, 02/01/31(A)	140,000	143,850
3.750%, 03/01/31(A)	115,000	111,837
Canadian Natural Resources
3.850%, 06/01/27	50,000	56,232
Cheniere Energy Partners
5.250%, 10/01/25	10,000	10,263

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Chevron
2.566%, 05/16/23	$450,000	$471,038
CNPC General Capital
3.950%, 04/19/22(A)	200,000	207,018
ConocoPhillips
4.150%, 11/15/34	250,000	287,439
Diamondback Energy
4.750%, 05/31/25	70,000	79,160
Dolphin Energy
5.500%, 12/15/21(A)	200,000	208,431
Energy Transfer Operating
6.050%, 06/01/41	250,000	286,761
5.500%, 06/01/27	75,000	88,541
5.300%, 04/15/47	20,000	20,971
5.250%, 04/15/29	4,000	4,610
5.000%, 05/15/50	75,000	76,906
4.950%, 06/15/28	50,000	57,019
EOG Resources
2.625%, 03/15/23	406,000	422,768
EQM Midstream Partners
6.500%, 07/01/27(A)	55,000	59,405
4.500%, 01/15/29(A)	80,000	77,440
Equities
5.000%, 01/15/29	10,000	10,875
Exxon Mobil
4.327%, 03/19/50	200,000	245,557
4.227%, 03/19/40	30,000	36,141
Gray Oak Pipeline
3.450%, 10/15/27(A)	5,000	5,240
2.600%, 10/15/25(A)	15,000	15,490
Kinder Morgan
5.625%, 11/15/23(A)	320,000	358,703
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	255,363
Leviathan Bond
6.125%, 06/30/25(A)	85,000	93,797
Nevada Power
3.125%, 08/01/50	250,000	266,756
New Fortress Energy
6.750%, 09/15/25(A)	125,000	130,469
Occidental Petroleum
8.000%, 07/15/25	25,000	28,256
5.875%, 09/01/25	140,000	147,630
3.000%, 02/15/27	250,000	230,625
ONEOK
5.850%, 01/15/26	50,000	59,662
Pattern Energy Operations
4.500%, 08/15/28(A)	45,000	47,592
Petroleos Mexicanos
7.690%, 01/23/50	125,000	118,185
6.950%, 01/28/60	35,000	30,678
6.625%, 06/15/35	60,000	56,402
5.950%, 01/28/31	15,000	14,233
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	200,905
Phillips 66
4.300%, 04/01/22	500,000	522,048
Pioneer Natural Resources
1.125%, 01/15/26	30,000	30,033

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Plains All American Pipeline
4.650%, 10/15/25	$140,000	$156,598
3.800%, 09/15/30	25,000	26,409
Range Resources
5.000%, 03/15/23	79,000	79,223
4.875%, 05/15/25	40,000	39,147
Rattler Midstream
5.625%, 07/15/25(A)	55,000	57,612
Rockies Express Pipeline
6.875%, 04/15/40(A)	40,000	44,275
Ruby Pipeline
7.750%, 04/01/22(A)	157,197	148,187
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(A)	200,000	235,241
Shell International Finance BV
1.750%, 09/12/21	500,000	504,661
Sunoco Logistics Partners Operations
5.400%, 10/01/47	85,000	90,231
5.350%, 05/15/45	65,000	68,975
3.900%, 07/15/26	200,000	218,793
Targa Resources Partners
6.875%, 01/15/29	20,000	22,075
TC PipeLines
4.650%, 06/15/21	400,000	401,951
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	224,089
TransMontaigne Partners
6.125%, 02/15/26	23,000	23,115
Transocean Pontus
6.125%, 08/01/25(A)	47,580	44,012
Transocean Poseidon
6.875%, 02/01/27(A)	55,000	49,500
Transocean Proteus
6.250%, 12/01/24(A)	22,200	20,424
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(A)	200,000	232,249
USA Compression Partners
6.875%, 04/01/26	10,000	10,452
6.875%, 09/01/27	27,000	28,818
Williams
3.500%, 11/15/30	175,000	192,753
WPX Energy
4.500%, 01/15/30	135,000	143,033

		8,758,154

FINANCIALS – 6.1%
Ally Financial
3.050%, 06/05/23	250,000	262,776
American Express
2.500%, 07/30/24	160,000	169,981
American Express Credit MTN
2.700%, 03/03/22	750,000	768,131
Ares Capital
2.150%, 07/15/26	195,000	193,407

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Athene Global Funding
2.450%, 08/20/27(A)	$220,000	$231,921
Banco Santander Chile
3.875%, 09/20/22(A)	180,000	190,359
2.700%, 01/10/25(A)	150,000	158,573
Bangkok Bank MTN
4.050%, 03/19/24(A)	205,000	224,108
Bank of America MTN
4.083%, 03/20/51	80,000	96,842
3.970%, 03/05/29	500,000	575,024
3.559%, 04/23/27	345,000	386,687
3.300%, 01/11/23	500,000	528,788
2.884%, 10/22/30	80,000	85,978
Bank of America
3.004%, 12/20/23	70,000	73,329
2.592%, 04/29/31	105,000	109,930
Bank of New York Mellon MTN
3.500%, 04/28/23	250,000	267,402
Bayer US Finance II
4.625%, 06/25/38(A)	100,000	120,336
Berkshire Hathaway Energy
4.250%, 10/15/50(A)	25,000	31,067
Berkshire Hathaway Finance
4.200%, 08/15/48	250,000	314,345
BNP Paribas
1.323%, 01/13/27(A)	200,000	200,419
BP Capital Markets America
3.633%, 04/06/30	145,000	164,553
Brighthouse Financial
5.625%, 05/15/30	130,000	159,066
Capital One Bank USA
3.375%, 02/15/23	500,000	527,814
Citigroup
4.412%, 03/31/31	210,000	249,471
3.980%, 03/20/30	250,000	288,629
3.200%, 10/21/26	110,000	121,227
2.572%, 06/03/31	90,000	93,605
Credit Agricole
2.811%, 01/11/41(A)	250,000	246,182
Deutsche Bank NY
3.729%, 01/14/32	200,000	198,994
2.129%, 11/24/26	150,000	151,993
Diageo Capital
2.125%, 04/29/32	250,000	256,791
Discover Bank
4.250%, 03/13/26	250,000	287,398
DNB Bank
2.150%, 12/02/22(A)	370,000	382,362
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	378,257
Fifth Third Bancorp
3.950%, 03/14/28	250,000	293,217
FS KKR Capital
3.400%, 01/15/26	150,000	150,150
GA Global Funding Trust
1.625%, 01/15/26(A)	30,000	30,399

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Goldman Sachs Group
6.750%, 10/01/37	$115,000	$169,980
3.750%, 05/22/25	500,000	556,455
3.691%, 06/05/28	55,000	62,416
HSBC Holdings
4.300%, 03/08/26	250,000	286,939
2.013%, 09/22/28	280,000	285,319
Huntington Bancshares
2.625%, 08/06/24	205,000	218,526
JPMorgan Chase
3.875%, 09/10/24	500,000	556,252
3.509%, 01/23/29	250,000	280,514
2.956%, 05/13/31	95,000	101,522
2.739%, 10/15/30	230,000	245,942
2.182%, 06/01/28	105,000	109,867
KeyCorp MTN
2.550%, 10/01/29	250,000	266,292
Liberty Mutual Group
3.950%, 05/15/60(A)	65,000	75,712
Lloyds Banking Group
4.344%, 01/09/48	330,000	391,565
4.050%, 08/16/23	100,000	108,634
Massachusetts Mutual Life Insurance
3.375%, 04/15/50(A)	110,000	117,372
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,336
Morgan Stanley MTN
3.700%, 10/23/24	180,000	199,775
3.125%, 07/27/26	250,000	276,841
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	183,313
3.400%, 02/07/28	250,000	284,625
Nationwide Building Society
3.766%, 03/08/24(A)	205,000	217,872
Nationwide Building Society MTN
3.622%, 04/26/23(A)	200,000	207,300
Nationwide Mutual Insurance
2.507%, 12/15/24(A)	400,000	399,851
Navient
6.750%, 06/15/26	10,000	11,038
5.875%, 10/25/24	10,000	10,612
5.000%, 03/15/27	110,000	111,788
Navient MTN
6.125%, 03/25/24	85,000	90,525
New York Life Insurance
3.750%, 05/15/50(A)	150,000	173,000
Northwestern Mutual Global Funding MTN
0.800%, 01/14/26(A)	250,000	250,628
OneAmerica Financial Partners
4.250%, 10/15/50(A)	20,000	20,820
Owl Rock Capital
3.400%, 07/15/26	120,000	122,945

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Owl Rock Technology Finance
3.750%, 06/17/26(A)	$90,000	$92,203
PNC Bank
3.100%, 10/25/27	250,000	280,669
Quicken Loans
3.875%, 03/01/31(A)	105,000	106,444
3.625%, 03/01/29(A)	5,000	5,002
Raymond James Financial
4.950%, 07/15/46	80,000	105,523
Royal Bank of Canada MTN
1.150%, 06/10/25	250,000	253,695
Santander UK
5.000%, 11/07/23(A)	55,000	60,528
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	266,858
4.796%, 11/15/24	175,000	193,915
1.532%, 08/21/26	40,000	40,414
Societe Generale MTN
2.625%, 01/22/25(A)	310,000	326,900
Standard Chartered
2.819%, 01/30/26(A)	260,000	275,500
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	218,946
1.474%, 07/08/25	200,000	204,565
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	371,886
Toronto-Dominion Bank MTN
2.650%, 06/12/24	200,000	214,222
0.750%, 06/12/23	250,000	252,484
0.750%, 01/06/26	250,000	248,785
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	90,000	94,889
Truist Financial MTN
3.750%, 12/06/23	500,000	546,445
Truist Financial
4.000%, 05/01/25	250,000	282,130
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	279,697
University of Pennsylvania
3.610%, 02/15/19	60,000	67,141
Wells Fargo
3.069%, 01/24/23	500,000	513,418
3.068%, 04/30/41	160,000	166,808
Wells Fargo MTN
5.013%, 04/04/51	180,000	247,083
2.879%, 10/30/30	635,000	681,441
2.393%, 06/02/28	130,000	137,086
Willis North America
2.950%, 09/15/29	40,000	43,111

		21,973,875

HEALTH CARE – 2.7%
Abbott Laboratories
3.750%, 11/30/26	282,000	326,472

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
AbbVie
4.850%, 06/15/44	$125,000	$159,499
4.500%, 05/14/35	55,000	67,678
4.400%, 11/06/42	200,000	244,983
4.050%, 11/21/39	50,000	58,211
3.600%, 05/14/25	250,000	277,091
Aetna
2.800%, 06/15/23	225,000	236,659
Amgen
3.625%, 05/15/22	500,000	517,248
Anthem
3.650%, 12/01/27	190,000	219,178
Bayer US Finance II
4.875%, 06/25/48(A)	240,000	305,360
Biogen
3.150%, 05/01/50	60,000	60,070
2.250%, 05/01/30	120,000	123,269
Bristol-Myers Squibb
3.875%, 08/15/25	250,000	283,099
Centene
5.375%, 08/15/26(A)	47,000	49,291
4.250%, 12/15/27	175,000	185,130
3.375%, 02/15/30	95,000	99,513
3.000%, 10/15/30	97,000	101,457
Cigna
4.125%, 11/15/25	350,000	401,058
3.000%, 07/15/23	500,000	529,122
CommonSpirit Health
2.782%, 10/01/30	55,000	57,908
CVS Health
5.125%, 07/20/45	110,000	143,485
5.050%, 03/25/48	435,000	567,463
4.300%, 03/25/28	40,000	46,948
2.700%, 08/21/40	250,000	243,737
DaVita
4.625%, 06/01/30(A)	120,000	126,144
Eli Lilly
3.375%, 03/15/29	250,000	286,817
Encompass Health
4.625%, 04/01/31	50,000	53,125
Gilead Sciences
4.000%, 09/01/36	250,000	297,304
3.500%, 02/01/25	250,000	275,695
HCA
5.250%, 04/15/25	120,000	139,895
5.125%, 06/15/39	110,000	136,782
5.000%, 03/15/24	145,000	163,316
4.750%, 05/01/23	36,000	39,196
Johnson & Johnson
3.500%, 01/15/48	250,000	298,350
Medtronic
3.500%, 03/15/25	350,000	389,704
Molina Healthcare
5.375%, 11/15/22	35,000	37,056
4.375%, 06/15/28(A)	120,000	125,466
3.875%, 11/15/30(A)	58,000	61,988
Partners Healthcare System
3.342%, 07/01/60	55,000	59,756
Quest Diagnostics
2.800%, 06/30/31	80,000	86,633

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Stryker
3.650%, 03/07/28	$100,000	$114,097
1.950%, 06/15/30	105,000	106,065
Takeda Pharmaceutical
2.050%, 03/31/30	250,000	252,042
Tenet Healthcare
5.125%, 11/01/27(A)	80,000	84,400
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25	200,000	220,208
Upjohn
4.000%, 06/22/50(A)	30,000	33,358
Zoetis
3.250%, 02/01/23	385,000	404,154

		9,095,480

INDUSTRIALS – 3.7%
AerCap Ireland Capital DAC
3.950%, 02/01/22	200,000	205,792
Air Lease MTN
3.750%, 06/01/26	185,000	203,274
Air Lease
3.500%, 01/15/22	180,000	184,963
Aircastle
2.850%, 01/26/28(A)	165,000	161,474
Ardagh Packaging Finance
4.125%, 08/15/26(A)	110,000	113,438
Avolon Holdings Funding
5.250%, 05/15/24(A)	10,000	10,897
5.125%, 10/01/23(A)	10,000	10,776
3.950%, 07/01/24(A)	65,000	68,247
2.875%, 02/15/25(A)	150,000	152,485
2.750%, 02/21/28(A)	150,000	146,556
BAT Capital
4.540%, 08/15/47	165,000	179,645
2.789%, 09/06/24	355,000	378,520
2.726%, 03/25/31	225,000	228,537
Boeing
5.805%, 05/01/50	160,000	210,372
5.705%, 05/01/40	175,000	221,510
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	303,247
Canadian Pacific Railway
2.050%, 03/05/30	500,000	515,805
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	74,085
1.450%, 05/15/25	250,000	257,627
Clark Equipment
5.875%, 06/01/25(A)	30,000	31,725
Clean Harbors
5.125%, 07/15/29(A)	92,000	99,820
CNH Industrial Capital
4.375%, 04/05/22	120,000	125,072
1.950%, 07/02/23	55,000	56,624
CSX
4.750%, 05/30/42	250,000	320,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Delta Air Lines
4.750%, 10/20/28(A)	$115,000	$127,230
Eaton
3.103%, 09/15/27	300,000	335,241
2.750%, 11/02/22	500,000	520,262
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	198,879
Equifax
7.000%, 07/01/37	20,000	27,140
3.300%, 12/15/22	55,000	57,460
3.100%, 05/15/30	20,000	21,842
2.600%, 12/15/25	35,000	37,535
FedEx
4.050%, 02/15/48	250,000	283,303
3.875%, 08/01/42	250,000	280,049
GATX
4.000%, 06/30/30	45,000	52,576
3.250%, 09/15/26	250,000	276,406
GE Capital Funding
4.400%, 05/15/30(A)	110,000	127,103
GE Capital International Funding Unlimited
4.418%, 11/15/35	690,000	806,672
General Dynamics
1.875%, 08/15/23	500,000	518,696
General Electric
4.350%, 05/01/50	30,000	34,554
4.250%, 05/01/40	245,000	279,079
4.125%, 10/09/42	20,000	22,541
GFL Environmental
5.125%, 12/15/26(A)	66,000	69,630
3.750%, 08/01/25(A)	35,000	35,700
Huntington Ingalls Industries
4.200%, 05/01/30	45,000	52,620
Icahn Enterprises
5.250%, 05/15/27	65,000	68,413
4.375%, 02/01/29(A)	75,000	74,625
IHS Markit
5.000%, 11/01/22(A)	37,000	39,399
4.750%, 08/01/28	125,000	150,319
4.000%, 03/01/26(A)	24,000	27,096
John Deere Capital MTN
2.600%, 03/07/24	50,000	53,381
Lockheed Martin
4.500%, 05/15/36	250,000	323,789
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	10,000	10,113
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	89,749
Norfolk Southern
4.450%, 06/15/45	250,000	314,875
Northrop Grumman
3.250%, 01/15/28	250,000	277,819
Owens Corning
4.200%, 12/01/24	95,000	106,478

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
PowerTeam Services
9.033%, 12/04/25(A)	$31,000	$34,333
Raytheon
3.150%, 12/15/24	450,000	490,798
Raytheon Technologies
4.500%, 06/01/42	250,000	316,626
3.750%, 11/01/46	250,000	286,516
2.250%, 07/01/30	125,000	129,937
Roper Technologies
1.400%, 09/15/27	320,000	322,515
Ryder System MTN
2.500%, 09/01/24	115,000	121,921
Sabre GLBL
7.375%, 09/01/25(A)	40,000	43,100
Sensata Technologies
3.750%, 02/15/31(A)	65,000	66,709
Southwest Airlines
5.125%, 06/15/27	130,000	153,512
3.450%, 11/16/27	375,000	406,861
Textron
3.000%, 06/01/30	245,000	258,105
TTX MTN
3.900%, 02/01/45(A)	400,000	456,168
Union Pacific
4.150%, 01/15/45	250,000	295,829
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/26	40,000	40,800
Univar Solutions USA
5.125%, 12/01/27(A)	65,000	68,250
Waste Management
3.500%, 05/15/24	250,000	272,459
Waste Pro USA
5.500%, 02/15/26(A)	42,000	43,365

		13,769,419

INFORMATION TECHNOLOGY – 1.0%
Apple
3.850%, 05/04/43	20,000	24,197
2.050%, 09/11/26	165,000	175,129
Broadcom
4.700%, 04/15/25	145,000	165,094
3.750%, 02/15/51(A)	120,000	122,561
3.150%, 11/15/25	175,000	189,920
Change Healthcare Holdings
5.750%, 03/01/25(A)	10,000	10,257
Corning
5.450%, 11/15/79	150,000	197,401
DXC Technology
4.125%, 04/15/25	35,000	38,694
4.000%, 04/15/23	135,000	143,894
Gartner
3.750%, 10/01/30(A)	110,000	113,438
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	207,267
4.650%, 10/01/24	55,000	62,316
4.450%, 10/02/23	85,000	93,258
Intel
4.750%, 03/25/50	155,000	207,577

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
2.875%, 05/11/24	$500,000	$536,990
J2 Global
4.625%, 10/15/30(A)	150,000	156,375
Jabil
3.000%, 01/15/31	60,000	62,613
Microchip Technology
4.333%, 06/01/23	95,000	102,500
2.670%, 09/01/23(A)	85,000	88,947
Micron Technology
2.497%, 04/24/23	120,000	125,186
Oracle
2.950%, 11/15/24	250,000	270,976
Park Aerospace Holdings
5.500%, 02/15/24(A)	40,000	43,888
5.250%, 08/15/22(A)	30,000	31,460
4.500%, 03/15/23(A)	95,000	99,841
Qorvo
3.375%, 04/01/31(A)	115,000	117,588
Sabre GLBL
9.250%, 04/15/25(A)	15,000	17,797
Science Applications International
4.875%, 04/01/28(A)	15,000	15,787
Seagate HDD Cayman
4.125%, 01/15/31(A)	20,000	20,951
SS&C Technologies
5.500%, 09/30/27(A)	43,000	45,589
Texas Instruments
2.250%, 09/04/29	60,000	63,543
Xilinx
2.375%, 06/01/30	175,000	181,024

		3,732,058

MATERIALS – 1.3%
Air Liquide Finance
2.500%, 09/27/26(A)	250,000	270,569
Air Products and Chemicals
1.500%, 10/15/25	35,000	36,214
Albemarle
4.150%, 12/01/24	250,000	277,786
Amcor Finance USA
3.625%, 04/28/26	200,000	225,574
Anglo American Capital
2.625%, 09/10/30(A)	200,000	205,047
Braskem America Finance
7.125%, 07/22/41(A)	280,000	317,951
Ecolab
4.800%, 03/24/30	15,000	18,835
Freeport-McMoRan
4.625%, 08/01/30	85,000	94,373
Fresnillo
4.250%, 10/02/50(A)	200,000	212,900
Glencore Funding
2.500%, 09/01/30(A)	255,000	257,118
Graphic Packaging International
4.750%, 07/15/27(A)	35,000	38,587

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
International Flavors & Fragrances
5.000%, 09/26/48	$140,000	$183,057
International Paper
3.800%, 01/15/26	250,000	283,373
Koppers
6.000%, 02/15/25(A)	80,000	82,200
LYB International Finance II BV
3.500%, 03/02/27	250,000	281,260
LYB International Finance III
2.250%, 10/01/30	40,000	40,365
Nutrien
3.375%, 03/15/25	250,000	273,486
Nutrition & Biosciences
3.468%, 12/01/50(A)	35,000	37,045
OCP
5.625%, 04/25/24(A)	200,000	220,443
Orbia Advance
6.750%, 09/19/42(A)	205,000	270,889
Sealed Air
4.875%, 12/01/22(A)	55,000	57,613
4.000%, 12/01/27(A)	10,000	10,625
Sherwin-Williams
3.125%, 06/01/24	250,000	270,002
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(A)	200,000	229,400
Steel Dynamics
3.450%, 04/15/30	20,000	22,237
2.400%, 06/15/25	35,000	37,141
Summit Materials
5.250%, 01/15/29(A)	10,000	10,525
Suzano Austria GmbH
3.750%, 01/15/31	65,000	68,994
Vale Overseas
3.750%, 07/08/30	85,000	93,169
Valvoline
4.250%, 02/15/30(A)	20,000	20,900
3.625%, 06/15/31(A)	60,000	60,225
WRKCo
3.000%, 06/15/33	25,000	27,170

		4,535,073

REAL ESTATE – 1.0%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	224,689
American Tower
3.550%, 07/15/27	250,000	279,815
AvalonBay Communities MTN
2.300%, 03/01/30	250,000	261,536
Boston Properties
3.200%, 01/15/25	250,000	271,247
Brixmor Operating Partnership
4.050%, 07/01/30	20,000	22,609

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
Crown Castle International
4.150%, 07/01/50	$10,000	$11,576
CyrusOne
2.150%, 11/01/30	110,000	106,017
ERP Operating
3.250%, 08/01/27	250,000	279,435
GLP Capital
5.375%, 04/15/26	150,000	171,810
5.300%, 01/15/29	215,000	251,798
4.000%, 01/15/30	5,000	5,427
3.350%, 09/01/24	15,000	15,994
Iron Mountain
4.500%, 02/15/31(A)	140,000	143,150
iStar
4.750%, 10/01/24	15,000	15,386
4.250%, 08/01/25	195,000	191,587
Lamar Media
4.000%, 02/15/30	40,000	41,000
3.750%, 02/15/28	100,000	101,652
3.625%, 01/15/31(A)	45,000	45,394
Outfront Media Capital
4.250%, 01/15/29(A)	90,000	89,325
Prologis
2.250%, 04/15/30	200,000	209,752
Realty Income
3.250%, 01/15/31	45,000	50,046
1.800%, 03/15/33	50,000	48,965
SBA Communications
4.875%, 09/01/24	38,000	39,011
3.125%, 02/01/29(A)	125,000	125,078
SL Green Operating Partnership
3.250%, 10/15/22	125,000	129,553
Ventas Realty
3.250%, 10/15/26	450,000	495,204
Welltower
2.750%, 01/15/31	50,000	52,654

		3,679,710

UTILITIES – 1.9%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	392,304
AES
3.950%, 07/15/30(A)	20,000	22,418
3.300%, 07/15/25(A)	40,000	43,489
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	280,310
Boston Gas
3.001%, 08/01/29(A)	35,000	38,203
Connecticut Light & Power
4.000%, 04/01/48	250,000	312,408
Dominion Energy
3.375%, 04/01/30	85,000	95,069
DPL
4.125%, 07/01/25(A)	35,000	37,362
Duke Energy Carolinas
4.250%, 12/15/41	500,000	614,161

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Edison International
4.950%, 04/15/25	$10,000	$11,360
Enel Americas
4.000%, 10/25/26	40,000	44,601
Enel Generacion Chile
4.250%, 04/15/24	45,000	48,705
Entergy
2.800%, 06/15/30	70,000	74,698
Essential Utilities
2.704%, 04/15/30	75,000	80,253
Exelon
4.050%, 04/15/30	45,000	52,559
Florida Power & Light
3.950%, 03/01/48	190,000	237,471
Georgia Power
4.300%, 03/15/43	250,000	303,786
ITC Holdings
3.650%, 06/15/24	204,000	222,251
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	434,393
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	268,816
Ohio Power
2.600%, 04/01/30	30,000	32,463
PacifiCorp
5.750%, 04/01/37	250,000	345,438
4.150%, 02/15/50	250,000	311,786
PG&E
5.250%, 07/01/30	15,000	16,534
5.000%, 07/01/28	35,000	37,764
PNM Resources
3.250%, 03/09/21	190,000	190,476
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	589,806
Public Service of Colorado
4.100%, 06/15/48	250,000	312,686
Public Service of Oklahoma
4.400%, 02/01/21	300,000	300,000
Southern Power
0.900%, 01/15/26	250,000	249,729
Transelec
4.250%, 01/14/25(A)	200,000	220,700
Virginia Electric & Power
4.450%, 02/15/44	250,000	317,921
2.875%, 07/15/29	30,000	32,947
Xcel Energy
3.400%, 06/01/30	40,000	45,124

		6,617,991

Total Corporate Obligations (Cost $91,669,381)		99,405,183

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

MORTGAGE-BACKED SECURITIES — 25.0%

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.4%
FHLMC
5.000%, 02/01/49	$1,400,737	$1,549,833
4.500%, 06/01/47	1,927,346	2,104,255
4.000%, 03/01/48	2,926,975	3,184,296
3.500%, 09/01/46	8,869,859	9,669,284
3.000%, 07/01/45	3,238,474	3,434,010
2.500%, 06/01/50	1,193,438	1,255,853
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	74,351
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(C)	70,000	80,119
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(C)	15,000	17,110
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	17,211
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	115,902
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	92,064
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	180,959
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(C)	130,000	153,801
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	438,769	489,192
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	116,083	121,161
FNMA
5.000%, 06/01/48	461,408	512,956
4.500%, 10/01/49	3,798,601	4,148,185
4.000%, 02/01/48	6,617,516	7,118,435
3.500%, 09/01/49	5,844,330	6,280,274
3.182%, 09/01/27(C)	179,732	200,446
3.000%, 09/01/35	4,971,104	5,284,630
2.960%, 04/01/27	191,751	211,611
2.710%, 12/01/27	176,051	192,333
2.500%, 06/01/29	5,429,413	5,728,400
2.455%, 04/01/40	175,000	183,907
2.000%, 10/01/40	2,082,303	2,156,009
1.500%, 09/01/35	480,239	492,279
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	111,566	116,758
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	143,728	148,622
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	109,110	113,717
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	58,991	62,468
FNMA, Ser 2018-M10, Cl A2
3.370%, 07/25/28(C)	25,000	28,864

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2018-M2, Cl A2
1.900%, 01/25/28(C)	$160,000	$178,009
FNMA, Ser 2018-M7, Cl A2
3.030%, 03/25/28(C)	100,000	112,724
FNMA, Ser 2018-M8, Cl A2
3.300%, 06/25/28(C)	55,000	62,848
FNMA, Ser 2019-M12, Cl A2
2.885%, 06/25/29(C)	500,000	555,694
FNMA, Ser 2020-M10, Cl X1, IO
1.796%, 12/25/30(C)	4	1
GNMA
5.000%, 04/20/47	279,707	308,451
4.500%, 06/20/47	594,632	651,845
4.169%, 10/20/65(C)	50,030	52,493
4.034%, 04/20/63(C)	74,454	75,636
4.000%, 09/20/48	629,839	680,647
3.500%, 02/20/48	1,587,145	1,698,853
3.000%, 10/20/46	845,585	891,011
GNMA TBA
2.500%, 03/15/51	1,500,000	1,574,648
2.000%, 03/15/51	2,150,000	2,226,930
GNMA, Ser 2015-H13, Cl FG
0.552%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	44,745	44,752
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	159,998	171,664
UMBS, TBA
2.500%, 02/01/43	100,000	105,320
2.500%, 03/01/43	1,800,000	1,892,531
2.000%, 03/18/69	12,242,000	12,625,484
1.500%, 02/15/36	1,375,000	1,407,495

		80,836,331

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.6%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
1.590%, VAR ICE LIBOR USD 1 Month+1.460%, 11/25/35	427,573	433,361
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.264%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	212,106	217,029
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38(A)(C)	185,000	215,673
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	165,818
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	77,243
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	356,422
BCAP Trust, Ser 2015-RR5, Cl 1A3
0.348%, 08/26/36(A)(C)	29,073	28,964

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
0.340%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	$443,438	$421,322
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
0.300%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	521,666	488,885
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(A)	55,000	60,535
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	139,892
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(A)	105,000	114,434
CIM Trust, Ser 2017-1, Cl A3
3.623%, VAR ICE LIBOR USD 1 Month+3.500%, 01/25/57(A)	500,000	517,243
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A)(C)	455,737	444,406
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl A4
3.102%, 12/15/72	165,000	183,701
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	204,950
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.060%, 08/25/35(C)	247,894	227,141
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	342,497
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37(A)	100,000	105,866
CSMC Trust, Ser 2020-RPL5, Cl A1
3.023%, 08/25/60(A)(C)	486,122	495,441
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(A)	115,000	125,552
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	75,000	82,473
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
0.330%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	464,061	427,661
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(A)	115,000	128,580
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41(A)(C)	115,000	126,508

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	$180,000	$198,134
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(A)	110,000	124,253
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/40(A)	140,000	150,631
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/38(A)	115,000	120,376
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(C)	57,247	58,848
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(A)	145,000	153,951
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(C)	11,813	11,873
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(C)	35,606	36,619
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(C)	72,977	75,143
SFAVE Commercial Mortgage Securities Trust, Ser 5AVE, Cl A1
3.872%, 01/05/43(A)(C)	52,500	55,892
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
2.764%, 09/25/34(C)	152,975	154,415
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.320%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	437,417	417,549
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl AS
5.154%, 01/10/45(A)	265,000	272,186
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
0.650%, VAR ICE LIBOR USD 1 Month+0.520%, 11/25/45	344,353	341,587
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR17, Cl A1A1
0.670%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/45	318,854	316,814

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
0.790%, VAR ICE LIBOR USD 1 Month+0.660%, 01/25/45	$324,383	$319,685
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl AS
4.176%, 05/15/47	45,000	48,978

		8,988,531

Total Mortgage-Backed Securities (Cost $87,492,216)		89,824,862

U.S. TREASURY OBLIGATIONS — 22.1%

	Face Amount	Value
U.S. Treasury Bonds
4.500%, 02/15/36	165,000	235,847
3.875%, 08/15/40	250,000	346,289
3.750%, 08/15/41	250,000	342,764
3.625%, 08/15/43	250,000	340,117
3.125%, 08/15/44	250,000	316,895
3.000%, 05/15/45	55,000	68,494
3.000%, 11/15/45	105,000	131,053
3.000%, 02/15/49	250,000	315,479
2.875%, 08/15/45	250,000	305,176
2.750%, 08/15/42	250,000	298,086
2.500%, 02/15/45	250,000	285,908
2.500%, 02/15/46	250,000	286,064
1.625%, 11/15/50	5,735,000	5,429,432
1.375%, 08/15/50	405,000	360,513
U.S. Treasury Inflation Protected Securities
0.750%, 02/15/42	241,849	304,657
0.250%, 02/15/50	682,931	792,618
U.S. Treasury Notes
3.125%, 11/15/28	1,005,000	1,175,850
2.875%, 05/31/25	400,000	443,406
2.875%, 08/15/28	545,000	626,239
2.750%, 02/15/24	500,000	538,828
2.625%, 12/31/25	1,561,000	1,727,222
2.250%, 11/15/24	250,000	268,496
2.125%, 05/31/26	385,000	417,860
2.000%, 02/15/25	250,000	266,924
2.000%, 08/15/25	250,000	268,301
1.875%, 08/31/22	500,000	513,828
1.875%, 09/30/22	500,000	514,570
1.625%, 02/15/26	1,090,000	1,153,484
1.625%, 10/31/26	840,000	890,006
1.500%, 02/28/23	500,000	514,102
1.500%, 08/15/26	250,000	263,057
1.375%, 08/31/23	500,000	515,703
0.875%, 11/15/30	3,102,000	3,039,475
0.750%, 01/31/28	465,000	464,056
0.625%, 03/31/27	425,000	424,585
0.375%, 12/31/25	6,900,000	6,880,594
0.375%, 01/31/26	8,050,000	8,022,957
0.375%, 09/30/27	1,100,000	1,074,906
0.125%, 10/31/22	940,000	940,110
0.125%, 11/30/22	11,011,000	11,013,151
0.125%, 12/31/22	6,415,000	6,415,501
0.125%, 01/31/23	3,505,000	3,505,548

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount(1)		Value
United States Treasury Bills
0.152%, 02/16/21 (D)		1,620,000	$1,619,968
0.070%, 02/23/21 (D)		685,000	684,981
0.067%, 03/11/21 (D)		3,240,000	3,239,837
0.061%, 06/10/21 (D)		4,085,000	4,083,866
0.050%, 04/08/21 (D)		3,990,000	3,989,506
0.044%, 02/02/21 (D)		580,000	580,000
0.033%, 02/09/21 (D)		645,000	644,993
0.033%, 02/11/21 (D)		465,000	464,994
0.032%, 02/04/21 (D)		820,000	819,997
0.031%, 03/02/21 (D)		1,060,000	1,059,949

Total U.S. Treasury Obligations (Cost $78,747,628)			79,226,242

SOVEREIGN DEBT — 19.1%
Argentina Bonar Bond
36.658%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	18,600
Argentina Treasury Bond BONCER
1.500%, 03/25/24	ARS	33,756,436	266,785
1.400%, 03/25/23	ARS	33,756,432	283,362
1.300%, 09/20/22	ARS	517,800	4,245
1.200%, 03/18/22	ARS	59,007,817	514,972
1.100%, 04/17/21	ARS	10,786,800	91,899
1.000%, 08/05/21	ARS	5,546,500	50,681
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	165,044
16.000%, 10/17/23	ARS	32,584,000	113,467
15.500%, 10/17/26	ARS	57,109,000	131,732
Brazil Letras do Tesouro Nacional
6.127%, 04/01/21 (D)	BRL	420,000	76,508
5.772%, 07/01/21 (D)	BRL	160,000	28,968
Colombian TES
10.000%, 07/24/24	COP	971,000,000	332,296
7.750%, 09/18/30	COP	3,223,600,000	1,049,516
7.000%, 05/04/22	COP	75,000,000	22,287
Columbia Government International Bond
4.125%, 05/15/51		200,000	209,800
Dominican Republic International Bond
5.300%, 01/21/41(A)		150,000	154,875
4.875%, 09/23/32(A)		150,000	159,975
Ghana Government International Bond
24.750%, 03/01/21	GHS	100,000	17,289
24.750%, 07/19/21	GHS	100,000	17,785
19.750%, 03/25/24	GHS	960,000	170,723
19.750%, 03/15/32	GHS	2,890,000	486,719
19.000%, 11/02/26	GHS	2,890,000	503,859
18.750%, 01/24/22	GHS	960,000	167,542
17.600%, 11/28/22	GHS	100,000	17,249
16.500%, 03/22/21	GHS	150,000	25,792
16.250%, 05/17/21	GHS	340,000	58,413
Indonesia Government International Bond
8.375%, 03/15/24	IDR	976,000,000	1,631,299
3.700%, 01/08/22(A)		200,000	205,494

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
Indonesia Treasury Bond
6.500%, 06/15/25	IDR	7,342,000,000	$3,519,066
Japan Treasury Discount Bill
(0.176)%, 03/25/21 (D)(G)	JPY	24,500,000	233,933
(0.153)%, 03/10/21 (D)(G)	JPY	418,500,000	3,995,810
(0.142)%, 02/10/21 (D)(G)	JPY	352,650,000	3,366,831
(0.132)%, 04/12/21 (D)(G)	JPY	167,700,000	1,601,320
(0.131)%, 02/25/21 (D)(G)	JPY	231,400,000	2,209,317
(0.129)%, 06/16/21 (D)(G)	JPY	31,900,000	304,662
(0.128)%, 11/22/21 (D)(G)	JPY	160,750,000	1,536,139
(0.127)%, 12/20/21 (D)(G)	JPY	182,400,000	1,743,233
(0.117)%, 03/22/21 (D)(G)	JPY	146,600,000	1,399,768
(0.113)%, 05/25/21 (D)(G)	JPY	173,900,000	1,660,721
(0.097)%, 04/05/21 (D)(G)	JPY	115,000,000	1,098,083
(0.089)%, 03/15/21 (D)(G)	JPY	115,000,000	1,098,026
Korea Treasury Bond
1.875%, 03/10/22	KRW	2,848,000,000	2,577,822
1.875%, 03/10/24	KRW	2,650,000,000	2,427,680
1.375%, 09/10/21	KRW	4,200,000,000	3,771,733
1.375%, 09/10/24	KRW	4,000,000,000	3,602,920
1.375%, 12/10/29	KRW	5,455,000,000	4,726,365
Letras de la Nacion Argentina con Ajuste por CER
(9.863)%, 05/21/21 (D)(G)	ARS	7,159,952	51,631
(254.219)%, 02/26/21 (D)(G)	ARS	2,055,800	15,807
0.273%, 09/13/21 (D)	ARS	4,236,943	29,743
Letras Del Tesoro En Pesos A Descuento
37.677%, 03/31/21 (D)	ARS	1,785,889	11,169
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	82,945
8.500%, 05/31/29	MXN	20,150,800	1,199,945
8.000%, 12/07/23	MXN	7,727,000	414,161
7.250%, 12/09/21	MXN	84,680,000	4,235,281
6.750%, 03/09/23	MXN	3,313,000	169,826
6.500%, 06/10/21	MXN	4,320,000	212,112
6.500%, 06/09/22	MXN	64,744,000	3,252,897
5.750%, 03/05/26	MXN	9,600,000	491,750
Mexico Cetes
22.903%, 03/25/21 (D)	MXN	112,924,000	547,350
20.281%, 02/25/21 (D)	MXN	122,986,000	598,066
4.234%, 06/17/21 (D)	MXN	58,877,000	282,636
4.189%, 10/21/21 (D)	MXN	18,097,000	85,638
0.267%, 05/06/21 (D)	MXN	4,173,000	20,129
Mexico Government International Bond
3.771%, 05/24/61		200,000	192,702
Morocco Government International Bond
4.000%, 12/15/50(A)		200,000	203,800
Norway Government Bond
3.750%, 05/25/21 (A)	NOK	27,537,000	3,250,752
3.000%, 03/14/24 (A)	NOK	9,451,000	1,188,377
2.000%, 05/24/23 (A)	NOK	17,470,000	2,114,817

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
1.750%, 03/13/25 (A)	NOK	3,113,000	$380,185
1.500%, 02/19/26 (A)	NOK	1,971,000	239,174
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	202,240
Panama Government International Bond
4.500%, 04/01/56		200,000	244,702
Peruvian Government International Bond
2.392%, 01/23/26		30,000	31,725
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	214,500
Saudi Government International Bond
3.250%, 10/26/26(A)		385,000	422,468
Ukraine Government International Bond
7.253%, 03/15/33(A)		200,000	212,484
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	67,409
8.500%, 03/15/28 (A)	UYU	7,050,000	175,750

Total Sovereign Debt (Cost $74,459,301)			68,692,776

ASSET-BACKED SECURITIES — 3.3%
AUTOMOTIVE — 0.7%
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)		215,000	222,268
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(A)		100,000	102,582
Ford Credit Floorplan Master Owner Trust, Ser 2019-3, Cl A1
2.230%, 09/15/24		1,000,000	1,031,832
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/26		800,000	804,174
Mercedes-Benz Auto Lease Trust, Ser 2021-A, Cl A4
0.320%, 10/15/26		500,000	500,438
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23		4,757	4,792
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.160%, 11/15/22		18,167	18,186

			2,684,272

CREDIT CARDS — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24		1,000,000	1,027,586

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

CREDIT CARDS (continued)
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	$405,000	$407,708
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	1,000,000	1,030,118

		2,465,412

MORTGAGE RELATED SECURITIES — 0.2%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
0.410%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/36	179,746	177,621
Centex Home Equity, Ser 2006-A, Cl AV4
0.380%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	13,641	13,640
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
0.745%, VAR ICE LIBOR USD 1 Month+0.615%, 02/25/36	194,363	193,411
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
0.330%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	460,242	450,895

		835,567

OTHER ASSET-BACKED SECURITIES — 1.7%
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	275,400	279,174
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(C)	64,251	66,096
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(C)	72,653	75,635
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(C)	52,650	54,750
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47(A) (E)	57,750	58,037
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/24	185,343	190,922
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(A)	97,083	102,629
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.026%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37(A)	309,664	309,858

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-3, Cl A
0.750%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	$242,505	$239,552
Navient Student Loan Trust, Ser 2014-4, Cl A
0.750%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	235,520	235,520
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.080%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	305,624
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(A)	180,838	180,644
SLM Student Loan Trust, Ser 2007-2, Cl B
0.388%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	344,443
SLM Student Loan Trust, Ser 2007-7, Cl A4
0.548%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	220,295	211,794
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	74,408	75,083
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.318%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	323,903	322,772
SLM Student Loan Trust, Ser 2008-6, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	312,136
SLM Student Loan Trust, Ser 2008-9, Cl A
1.718%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	115,032	115,834
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.330%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	152,223
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.080%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	218,278	215,589
SLM Student Loan Trust, Ser 2014-1, Cl A3
0.730%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	193,797	184,469

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust, Ser 2005-2, Cl M5
1.120%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	$150,275	$152,411
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A)(C)	35,752	35,846
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(C)	195,000	210,402
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(C)	244,607	249,149
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,028,900

		5,709,492

Total Asset-Backed Securities (Cost $11,540,941)		11,694,743

MUNICIPAL BONDS — 2.5%
Arkansas — 0.1%
University of Arkansas, Ser S, RB
2.730%, 11/01/31	250,000	268,753

California — 0.5%
Los Angeles City, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	437,832
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	581,720
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	554,480
University of California, Regents Medical Center, Ser N, RB
3.256%, 05/15/60	240,000	264,950

		1,838,982

Florida — 0.1%
Greater Orlando Aviation Authority, Ser A, RB
4.000%, 10/01/44	50,000	58,012
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	510,025

		568,037

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	266,575

Massachusetts — 0.0%
Massachusetts State, Ser C, GO

MUNICIPAL BONDS (continued)

	Face Amount	Value

Massachusetts (continued)
3.000%, 03/01/49	$55,000	$60,121

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Ser A, RB
1.654%, 07/01/25	100,000	103,504

Montana — 0.1%
Montana State, Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	515,475

New York — 0.3%
Metropolitan Transportation Authority, Ser C2, RB
5.175%, 11/15/49	35,000	46,534
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	675,305
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.508%, 08/01/37	120,000	163,176
New York City Water & Sewer System, Ser GG-, RB
4.000%, 06/15/50	50,000	59,332
New York State, Dormitory Authority, Ser A, RB
4.000%, 03/15/44	145,000	172,279
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	274,737
New York State, New York City, Ser D, GO
1.823%, 08/01/30	110,000	110,783
New York State, Urban Development, Ser E, RB
4.000%, 03/15/43	95,000	112,384

		1,614,530

Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	263,513

Oregon — 0.1%
Oregon State, Department of Transportation, Ser B, RB
2.951%, 11/15/33	250,000	273,232

Pennsylvania — 0.1%
University of Pittsburgh of the Commonwealth System of Higher Education, Ser C-REMK, RB
3.005%, 09/15/41	250,000	267,062

Texas — 0.6%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	269,987
Grand Parkway Transportation, Ser B, RB

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

MUNICIPAL BONDS (continued)

	Face Amount	Value
Texas (continued)
3.236%, 10/01/52	$275,000	$288,857
Houston, Combined Utility System Revenue, Ser E, RB
3.923%, 11/15/30	250,000	298,255
North Texas Tollway Authority, RB
2.527%, 01/01/35	250,000	251,455
Texas State, GO
2.884%, 04/01/33	250,000	278,765
Texas Tech University System, RB
2.153%, 02/15/34	400,000	408,424

		1,795,743

Virginia — 0.0%
University of Virginia, Ser A, RB
3.227%, 09/01/19	175,000	173,616

Washington — 0.1%
Washington State University, Ser A, RB
3.163%, 10/01/38	250,000	265,960

West Virginia — 0.3%
West Virginia University, RB
2.429%, 10/01/35	250,000	253,645
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	625,480

		879,125

Total Municipal Bonds (Cost $8,510,984)		9,154,228

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FHLB
4.000%, 09/01/28	315,000	385,078
3.250%, 06/09/28	250,000	293,009
2.375%, 09/10/21	250,000	253,448
FHLB DN
0.075%, 04/28/21 (D)	2,300,000	2,299,615
0.020%, 02/01/21 (D)	1,990,000	1,990,000
FHLMC
2.750%, 06/19/23	250,000	265,434
FNMA
2.625%, 09/06/24	250,000	271,212
2.125%, 04/24/26	250,000	271,041
1.875%, 09/24/26	500,000	536,722
0.750%, 10/08/27	500,000	498,242
0.250%, 07/10/23	300,000	300,663
Tennessee Valley Authority
4.625%, 09/15/60	215,000	323,343
4.250%, 09/15/65	320,000	462,534

Total U.S. Government Agency Obligations (Cost $7,881,685)		8,150,341

LOAN PARTICIPATION NOTES — 0.6%

	Face Amount	Value
BROADCASTING AND ENTERTAINMENT — 0.0%
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.623%, VAR LIBOR+2.500%, 11/18/24	$77,281	$76,05	8
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 09/30/26	64,188	63,827

		139,885

BUILDING AND DEVELOPMENT — 0.1%
Summit Materials, LLC, Term Loan, 1st Lien
2.156%, VAR LIBOR+2.000%, 11/21/24	149,350	148,885

BUSINESS EQUIPMENT AND SERVICES — 0.1%
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/24	147,372	147,372

CABLE AND SATELLITE TELEVISION — 0.0%
CSC Holdings Inc. Term Loan B (2017)
2.377%, VAR LIBOR+2.250%, 07/17/25	109,149	108,263
E.W. Scripps Company, Tranche B-3 Term Loan
3.750%, 12/15/27	45,000	44,966
Virgin Media Bristol LLC, N Facility, 1st Lien
2.627%, VAR LIBOR+2.500%, 01/31/28	110,000	109,404

		262,633

DIVERSIFIED/CONGLOMERATE SERVICE — 0.0%
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.871%, VAR LIBOR+1.750%, 11/16/26	102,597	102,388

ELECTRONICS/ELECTRICAL — 0.0%
Sabre GLBL Inc., 2020 Other Term B Loan
4.750%, 12/10/27	20,000	20,188
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
1.871%, VAR LIBOR+1.750%, 04/16/25	107,756	107,119

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
ELECTRONICS/ELECTRICAL (continued)
Uber Technologies, Inc., 2018 Refinancing Term Loan, 1st Lien
3.621%, VAR LIBOR+3.500%, 07/13/23	$107,749	$107,732

		235,039

HEALTH CARE — 0.0%
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
2.877%, VAR LIBOR+2.750%, 11/27/25	117,714	117,475
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.092%, VAR LIBOR+2.000%, 11/15/27	49,500	49,376

		166,851

INDUSTRIAL EQUIPMENT — 0.0%
Altra Industrial Motion Corp., Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 09/26/25	34,590	34,536

INSURANCE — 0.1%
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 11/03/23	24,763	24,706
Asurion, LLC, New B-8 Term Loan
3.371%, 12/18/26	127,481	126,738
USI, Inc., 2019 New Term Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 12/02/26	49,500	49,479

		200,923

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.0%
Frontdoor, inc., Initial Term Loan, 1st Lien
4.125%, VAR US LIBOR+2.250%, 08/14/25	17,429	17,364

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 0.1%
Nielsen Finance LLC (VNU, Inc.), Term B-4 Loan, 1st Lien
2.133%, VAR US LIBOR+2.250%, 10/04/23	187,084	186,435

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.1%
1011778 BC ULC
1.871%, VAR LIBOR+1.750%, 11/19/26	183,150	181,738

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
REAL ESTATE — 0.0%
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 12/15/23	$35,320	$35,231

RETAIL STORES — 0.0%
Iron Mountain Information Management, LLC, Incremental Term B Loan, 1st Lien
1.871%, VAR US LIBOR+2.500%, 01/02/26	112,683	112,119

SERVICE — 0.0%
Kar Auction Services, B-6 Term Loan
2.438%, VAR LIBOR+2.250%, 09/13/26	29,625	29,440

UTILITIES — 0.1%
PG&E Corporation, Term Loan, 1st Lien
6.750%, VAR LIBOR+4.500%, 06/23/25	179,100	180,533

Total Loan Participation Notes (Cost $2,174,292)		2,181,372

Total Investments in Securities — 102.6% (Cost $362,476,428)		$368,329,747

PURCHASED SWAPTION *(F) — 0.0%

	Contracts	Value
Total Purchased Swaptions — 0.0% (Cost $13,275)	450,000	$13,830

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

A list of the open OTC swaption contracts held by the Fund at January 31, 2021, is as follows:

PURCHASED SWAPTION (F) — 0.0%

Description	Counterparty	Number of Contracts/Notional Amount	Exercise Price	Expiration Date	Value

Put Swaption — 0.0%

3Y30Y Put*	Bank of America Merill Lynch	450,000	$2.75	01/20/24	$13,830

Total Purchased Swaption
(Cost $13) ($ Thousands)					$13,830

A list of the futures contracts held by the Fund at January 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. Ultra Long Treasury Bond	7	Mar-2021	$ 1,515,734	$1,433,031	$ (82,703)

A list of the forward foreign currency contracts held by the Fund at January 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	02/02/21-03/02/21	BRL	1,800,566	USD	9,652,000	$(36,622)

Citigroup	02/02/21-03/02/21	USD	10,244,810	BRL	1,917,873	45,668

Citigroup	02/08/21-06/16/21	INR	3,928,615	USD	292,307,910	55,399

Citigroup	02/09/21	EUR	4,697,000	CHF	4,360,055	17,754

Citigroup	02/09/21	CHF	4,382,593	EUR	4,697,000	(45,109)

Citigroup	02/10/21-04/13/21	USD	191,234,000	MXN	9,231,125	(58,792)

Citigroup	02/18/21-07/14/21	CNY	3,537,677	USD	23,150,000	30,973

Citigroup	02/22/21-03/16/21	AUD	758,916,064	JPY	9,602,627	92,699

Citigroup	02/22/21-07/13/21	JPY	14,733,333	AUD	1,122,482,096	(542,221)

Citigroup	02/23/21-07/30/21	USD	6,814,637	EUR	8,133,103	(148,411)

Citigroup	02/24/21-02/26/21	EUR	157,740,118	JPY	1,239,633	(1,147)

Citigroup	02/24/21-10/25/21	JPY	9,087,900	EUR	1,130,300,982	(247,733)

Citigroup	02/25/21-06/15/21	JPY	9,151,772	USD	945,439,266	(117,632)

JPMorgan Chase Bank	02/26/21	AUD	2,426,950	USD	3,244,000	52,610

Deutsche Bank	02/26/21-05/27/21	SEK	3,009,819	USD	26,273,757	135,713

JPMorgan Chase Bank	02/26/21	USD	3,244,000	AUD	2,367,695	(111,865)

Citigroup	03/29/21-04/13/21	USD	10,676,392,000	KRW	9,173,020	(373,619)

Citigroup	03/29/21-04/13/21	KRW	9,729,604	USD	10,676,392,000	(182,965)

Goldman Sachs	04/05/21	USD	115,000,000	JPY	1,108,359	9,720

Deutsche Bank	04/06/21-09/15/21	SEK	2,390,702	EUR	24,864,150	70,846

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Deutsche Bank	04/13/21-09/15/21	NOK	1,407,599	EUR	15,090,038	$47,380

Citigroup	08/03/21-08/03/21	CAD	1,236,404	EUR	1,927,070	694

						$(1,306,660)

Percentages are based on net assets of $358,995,024.

(1)	In U.S. Dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security in default on interest payments.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Securities considered illiquid. The total value of such securities as of January 31, 2021 was $58,037 and represented 0.0% of Net Assets.
(F)	Refer to table below for details on Swaption Contracts.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

RB — Revenue Bond

SEK — Swedish Krona

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
January 31, 2021
(unaudited)

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$99,405,183	$–	$99,405,183
Mortgage-Backed Securities	–	89,824,862	–	89,824,862
U.S. Treasury Obligations	–	79,226,242	–	79,226,242
Sovereign Debt	–	68,692,776	–	68,692,776
Asset-Backed Securities	–	11,694,743	–	11,694,743
Municipal Bonds	–	9,154,228	–	9,154,228
U.S. Government Agency Obligations	–	8,150,341	–	8,150,341
Loan Participation Notes	–	2,181,372	–	2,181,372

Total Investments in Securities	$–	$368,329,747	$–	$368,329,747

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$13,830	$-	$-	$13,830
Futures Contracts *
Unrealized Appreciation	-	-	-	-
Unrealized Depreciation	(82,703)	-	-	(82,703)
Forwards Contracts *
Unrealized Appreciation	-	559,456	-	559,456
Unrealized Depreciation	-	(1,866,116)	-	(1,866,116)

Total Other Financial Instruments	$(68,873)	$(1,306,661)	$-	$(1,375,533)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2021, there were no transfers in or out of level 3.

Amounts designated as “–” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.